Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 21.1%
Consumer, Non-cyclical - 6.0%
Merck & Company, Inc.	8,830	$743,309
Johnson & Johnson	5,630	728,409
Pfizer, Inc.	18,110	650,692
Amgen, Inc.	3,056	591,367
UnitedHealth Group, Inc.	2,391	519,612
McKesson Corp.	3,794	518,488
Archer-Daniels-Midland Co.	12,087	496,413
PepsiCo, Inc.	3,508	480,947
Gilead Sciences, Inc.	7,550	478,519
Eli Lilly & Co.	4,178	467,226
Tyson Foods, Inc. — Class A	4,961	427,341
Kimberly-Clark Corp.	2,929	416,064
Philip Morris International, Inc.	5,409	410,706
Molson Coors Brewing Co. — Class B	6,906	397,095
H&R Block, Inc.	16,145	381,345
Humana, Inc.	1,465	374,557
Biogen, Inc.*	1,409	328,043
AmerisourceBergen Corp. — Class A	3,962	326,192
Universal Health Services, Inc. — Class B	2,119	315,201
Sysco Corp.	3,911	310,533
CVS Health Corp.	4,721	297,754
Regeneron Pharmaceuticals, Inc.*	1,008	279,619
Zimmer Biomet Holdings, Inc.	2,016	276,736
Kroger Co.	9,596	247,385
Altria Group, Inc.	5,797	237,097
HCA Healthcare, Inc.	1,896	228,316
Colgate-Palmolive Co.	2,783	204,578
AbbVie, Inc.	2,670	202,172
Kraft Heinz Co.	6,330	176,829
Alexion Pharmaceuticals, Inc.*	1,710	167,478
Procter & Gamble Co.	1,155	143,659
Medtronic plc	1,316	142,944
General Mills, Inc.	2,503	137,965
Constellation Brands, Inc. — Class A	658	136,390
Anthem, Inc.	437	104,924
Total Consumer, Non-cyclical		12,345,905
Technology - 3.2%
Apple, Inc.	8,493	1,902,177
Microsoft Corp.	10,920	1,518,207
Intel Corp.	13,465	693,851
Lam Research Corp.	1,464	338,345
Skyworks Solutions, Inc.	4,167	330,235
Oracle Corp.	5,804	319,394
HP, Inc.	15,205	287,678
Seagate Technology plc	4,944	265,938
International Business Machines Corp.	1,516	220,457
NetApp, Inc.	4,074	213,926
Activision Blizzard, Inc.	3,967	209,934
Micron Technology, Inc.*	4,256	182,370
QUALCOMM, Inc.	2,092	159,578
Total Technology		6,642,090
Communications - 3.2%
Alphabet, Inc. — Class C*	1,013	1,234,847
Amazon.com, Inc.*	508	881,842
Verizon Communications, Inc.	13,616	821,862
Facebook, Inc. — Class A*	4,039	719,265
AT&T, Inc.	18,356	694,591
Comcast Corp. — Class A	12,691	572,110
Omnicom Group, Inc.	5,871	459,699
Walt Disney Co.	3,170	413,115
Discovery, Inc. — Class A*	13,610	362,434
Corning, Inc.	6,848	195,305
Cisco Systems, Inc.	2,310	114,137
Netflix, Inc.*	283	75,737
Total Communications		6,544,944
Consumer, Cyclical - 2.4%
Walgreens Boots Alliance, Inc.	9,521	526,606
PACCAR, Inc.	7,085	496,021
DR Horton, Inc.	8,113	427,636
Southwest Airlines Co.	7,244	391,249
Delta Air Lines, Inc.	6,392	368,179
United Airlines Holdings, Inc.*	3,888	343,738
PulteGroup, Inc.	8,831	322,773
Lennar Corp. — Class A	5,482	306,170
BorgWarner, Inc.	8,288	304,004
General Motors Co.	8,053	301,826
Carnival Corp.	5,445	238,001
Best Buy Company, Inc.	3,146	217,043
Aptiv plc	2,113	184,718
Ralph Lauren Corp. — Class A	1,907	182,062
Tapestry, Inc.	6,904	179,849
Alaska Air Group, Inc.	2,619	169,999
Total Consumer, Cyclical		4,959,874
Energy - 2.4%
Exxon Mobil Corp.	13,594	959,872
Chevron Corp.	6,964	825,930
ONEOK, Inc.	7,176	528,799
ConocoPhillips	8,660	493,447
Marathon Petroleum Corp.	6,810	413,708
Phillips 66	3,794	388,506
Valero Energy Corp.	4,485	382,301
Kinder Morgan, Inc.	15,432	318,054
HollyFrontier Corp.	4,894	262,514
Williams Companies, Inc.	8,796	211,632
Marathon Oil Corp.	13,294	163,117
Total Energy		4,947,880
Industrial - 2.4%
United Parcel Service, Inc. — Class B	5,602	671,232
Union Pacific Corp.	3,045	493,229
Cummins, Inc.	2,912	473,695
CSX Corp.	5,736	397,333
Parker-Hannifin Corp.	2,129	384,519
Norfolk Southern Corp.	2,050	368,303
Expeditors International of Washington, Inc.	4,432	329,253
J.B. Hunt Transport Services, Inc.	2,388	264,232
Kansas City Southern	1,708	227,181
Caterpillar, Inc.	1,694	213,969
United Technologies Corp.	1,466	200,139
Snap-on, Inc.	1,178	184,404
Waters Corp.*	811	181,040
CH Robinson Worldwide, Inc.	1,867	158,284
FedEx Corp.	1,075	156,488

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 21.1% (continued)
Industrial - 2.4% (continued)
General Electric Co.	16,040	$143,397
Total Industrial		4,846,698
Financial - 1.5%
Berkshire Hathaway, Inc. — Class B*	2,253	468,669
JPMorgan Chase & Co.	3,478	409,326
Bank of America Corp.	10,558	307,977
Travelers Companies, Inc.	2,071	307,937
Visa, Inc. — Class A	1,554	267,304
Northern Trust Corp.	2,350	219,302
Western Union Co.	9,297	215,411
Citigroup, Inc.	2,477	171,111
Synchrony Financial	5,011	170,825
Hartford Financial Services Group, Inc.	2,303	139,585
Bank of New York Mellon Corp.	2,973	134,409
MetLife, Inc.	2,667	125,776
Prudential Financial, Inc.	1,314	118,194
Total Financial		3,055,826
Total Common Stocks
(Cost $41,804,159)		43,343,217

MUTUAL FUNDS† - 75.1%
Guggenheim Variable Insurance Strategy Fund III[1]	2,773,644	68,730,896
Guggenheim Strategy Fund III[1]	2,483,790	61,647,673
Guggenheim Strategy Fund II1	481,582	11,957,685
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	1,200,477	11,956,747
Total Mutual Funds
(Cost $155,200,080)		154,293,001

MONEY MARKET FUND† - 3.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 1.83%[2]	7,237,590	7,237,590
Total Money Market Fund
(Cost $7,237,590)		7,237,590
Total Investments - 99.7%
(Cost $204,241,829)		$204,873,808
Other Assets & Liabilities, net - 0.3%		565,637
Total Net Assets - 100.0%		$205,439,445

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Bank of America, N.A.	S&P 500 Index	2.46%	At Maturity	10/02/19	54,390	$161,904,889	$202,875

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2019.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$43,343,217	$—	$—	$43,343,217
Mutual Funds	154,293,001	—	—	154,293,001
Money Market Fund	7,237,590	—	—	7,237,590
Equity Index Swap Agreements**	—	202,875	—	202,875
Total Assets	$204,873,808	$202,875	$—	$205,076,683

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$7,374,635	$4,576,467	$–	$–	$6,583	$11,957,685	481,582	$177,378
Guggenheim Strategy Fund III	60,332,371	1,241,306	–	–	73,996	61,647,673	2,483,790	1,249,552
Guggenheim Ultra Short Duration Fund — Institutional Class	3,611,649	27,459,596	(19,119,988)	(10,825)	16,315	11,956,747	1,200,477	330,432
Guggenheim Variable Insurance Strategy Fund III	67,282,594	1,365,733	–	–	82,569	68,730,896	2,773,644	1,367,539
	$138,601,249	$34,643,102	$(19,119,988)	$(10,825)	$179,463	$154,293,001		$3,124,901

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 92.9%
Financial - 28.7%
Bank of America Corp.	247,492	$7,219,342
Citigroup, Inc.	78,919	5,451,724
JPMorgan Chase & Co.	40,704	4,790,454
Berkshire Hathaway, Inc. — Class B*	20,208	4,203,668
Wells Fargo & Co.	78,884	3,978,909
SunTrust Banks, Inc.	41,595	2,861,736
Allstate Corp.	23,741	2,580,172
Zions Bancorp North America	55,143	2,454,966
Equity Commonwealth REIT	70,611	2,418,427
Prudential Financial, Inc.	25,393	2,284,100
Principal Financial Group, Inc.	37,840	2,162,178
MetLife, Inc.	45,139	2,128,755
Hartford Financial Services Group, Inc.	34,287	2,078,135
Voya Financial, Inc.	38,150	2,076,886
Loews Corp.	36,285	1,867,952
Morgan Stanley	34,665	1,479,156
Medical Properties Trust, Inc. REIT	65,452	1,280,241
KeyCorp	64,668	1,153,677
Charles Schwab Corp.	27,103	1,133,719
Regions Financial Corp.	70,117	1,109,251
American International Group, Inc.	18,813	1,047,884
Old Republic International Corp.	44,139	1,040,356
Marsh & McLennan Companies, Inc.	10,341	1,034,617
Park Hotels & Resorts, Inc. REIT	30,801	769,101
Jones Lang LaSalle, Inc.	4,866	676,666
CIT Group, Inc.	14,324	649,020
Total Financial		59,931,092
Consumer, Non-cyclical - 18.1%
Pfizer, Inc.	127,456	4,579,494
Tyson Foods, Inc. — Class A	30,226	2,603,668
Johnson & Johnson	19,495	2,522,263
McKesson Corp.	17,897	2,445,804
HCA Healthcare, Inc.	18,846	2,269,435
Archer-Daniels-Midland Co.	52,046	2,137,529
Procter & Gamble Co.	16,980	2,111,972
Zimmer Biomet Holdings, Inc.	13,693	1,879,638
Quest Diagnostics, Inc.	17,512	1,874,310
Alexion Pharmaceuticals, Inc.*	18,567	1,818,452
Merck & Company, Inc.	20,657	1,738,906
Humana, Inc.	6,387	1,632,964
Encompass Health Corp.	25,501	1,613,703
Medtronic plc	13,608	1,478,101
Bunge Ltd.	25,800	1,460,796
Amgen, Inc.	6,861	1,327,672
Biogen, Inc.*	4,948	1,151,993
United Therapeutics Corp.*	14,302	1,140,585
Mylan N.V.*	41,797	826,745
UnitedHealth Group, Inc.	3,439	747,364
Ingredion, Inc.	5,434	444,175
Total Consumer, Non-cyclical		37,805,569
Energy - 8.5%
Chevron Corp.	57,407	6,808,470
ConocoPhillips	55,659	3,171,450
Exxon Mobil Corp.	41,397	2,923,042
Marathon Oil Corp.	158,094	1,939,813
Cabot Oil & Gas Corp. — Class A	59,793	1,050,563
Parsley Energy, Inc. — Class A	56,789	954,055
Whiting Petroleum Corp.*	55,030	441,891
Range Resources Corp.	107,163	409,363
Antero Resources Corp.*	56,985	172,095
Total Energy		17,870,742
Utilities - 8.1%
Exelon Corp.	79,898	3,859,872
Public Service Enterprise Group, Inc.	56,473	3,505,844
Duke Energy Corp.	21,954	2,104,511
Edison International	27,657	2,085,891
NiSource, Inc.	51,045	1,527,266
Pinnacle West Capital Corp.	15,680	1,522,058
AES Corp.	71,750	1,172,395
PPL Corp.	33,862	1,066,314
Total Utilities		16,844,151
Communications - 7.9%
Verizon Communications, Inc.	78,150	4,717,134
Comcast Corp. — Class A	82,304	3,710,265
Symantec Corp.	115,160	2,721,231
Cisco Systems, Inc.	46,985	2,321,529
Juniper Networks, Inc.	43,590	1,078,852
F5 Networks, Inc.*	6,844	961,034
AT&T, Inc.	24,582	930,183
Total Communications		16,440,228
Consumer, Cyclical - 7.0%
Walmart, Inc.	26,728	3,172,079
Southwest Airlines Co.	47,188	2,548,624
DR Horton, Inc.	32,193	1,696,893
Walgreens Boots Alliance, Inc.	27,602	1,526,667
Lear Corp.	12,115	1,428,358
PACCAR, Inc.	20,253	1,417,913
PVH Corp.	14,248	1,257,101
Carnival Corp.	23,157	1,012,192
Macy's, Inc.	44,265	687,878
Total Consumer, Cyclical		14,747,705
Technology - 6.1%
Intel Corp.	104,561	5,388,029
Micron Technology, Inc.*	69,212	2,965,734
Apple, Inc.	10,204	2,285,390
Skyworks Solutions, Inc.	13,665	1,082,951
Amdocs Ltd.	15,609	1,031,911
Total Technology		12,754,015
Basic Materials - 4.8%
Nucor Corp.	38,756	1,973,068
Huntsman Corp.	78,933	1,835,981
Olin Corp.	90,597	1,695,976
DuPont de Nemours, Inc.	18,012	1,284,436
Reliance Steel & Aluminum Co.	10,519	1,048,323
Alcoa Corp.*	49,358	990,615
Freeport-McMoRan, Inc.	82,050	785,219
Dow, Inc.	9,877	470,639
Total Basic Materials		10,084,257
Industrial - 3.7%
Owens Corning	26,430	1,670,376
Eaton Corporation plc	18,940	1,574,861
FedEx Corp.	10,635	1,548,137

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 92.9% (continued)
Industrial - 3.7% (continued)
Johnson Controls International plc	24,247	$1,064,201
Knight-Swift Transportation Holdings, Inc.	29,105	1,056,511
General Electric Co.	97,873	874,985
Valmont Industries, Inc.	114	15,782
Total Industrial		7,804,853
Total Common Stocks
(Cost $168,544,974)		194,282,612

EXCHANGE-TRADED FUNDS† - 4.0%
iShares Russell 1000 Value ETF	65,517	8,403,211
Total Exchange-Traded Funds
(Cost $8,296,189)		8,403,211

MONEY MARKET FUND† - 3.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 1.83%[1]	6,534,566	6,534,566
Total Money Market Fund
(Cost $6,534,566)		6,534,566
Total Investments - 100.0%
(Cost $183,375,729)		$209,220,389
Other Assets & Liabilities, net - 0.0%		(80,385)
Total Net Assets - 100.0%		$209,140,004

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of September 30, 2019.

plc — Public Limited Company REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$194,282,612	$—	$—	$194,282,612
Exchange-Traded Funds	8,403,211	—	—	8,403,211
Money Market Fund	6,534,566	—	—	6,534,566
Total Assets	$209,220,389	$—	$—	$209,220,389

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 98.5%
Financial - 23.5%
Mastercard, Inc. — Class A	6,600	$1,792,362
Commonwealth Bank of Australia	26,200	1,429,557
Westpac Banking Corp.	70,300	1,406,569
Intesa Sanpaolo SpA	466,400	1,106,251
HSBC Holdings plc	141,700	1,088,124
DBS Group Holdings Ltd.	58,000	1,049,379
Visa, Inc. — Class A	6,000	1,032,060
Public Storage REIT	4,100	1,005,607
National Australia Bank Ltd.	49,200	986,391
Simon Property Group, Inc. REIT	6,000	933,900
Marsh & McLennan Companies, Inc.	9,200	920,460
Essex Property Trust, Inc. REIT	2,700	881,955
SmartCentres Real Estate Investment Trust	35,600	873,570
Swedbank AB — Class A	58,700	845,199
Daiwa House REIT Investment Corp.	300	843,570
Canadian Imperial Bank of Commerce	10,160	838,529
VEREIT, Inc.	82,800	809,784
RioCan Real Estate Investment Trust	40,200	800,692
United Overseas Bank Ltd.	42,300	785,527
Sampo Oyj — Class A	19,000	755,691
Aflac, Inc.	13,700	716,784
Great-West Lifeco, Inc.	29,500	708,517
Invesco Ltd.	38,600	653,884
Ascendas Real Estate Investment Trust	289,200	653,006
Japan Retail Fund Investment Corp. REIT	300	634,342
United Urban Investment Corp. REIT	300	574,404
Direct Line Insurance Group plc	151,400	558,872
ING Groep N.V.	50,000	523,550
Covivio REIT	4,800	508,155
Intercontinental Exchange, Inc.	5,200	479,804
Royal Bank of Canada	5,100	413,830
CME Group, Inc. — Class A	1,900	401,546
Klepierre S.A. REIT	11,500	390,689
American Express Co.	3,300	390,324
Zurich Insurance Group AG	1,000	382,819
Aon plc	1,900	367,783
Scentre Group REIT	134,500	356,814
NN Group N.V.	9,600	340,585
Equity LifeStyle Properties, Inc. REIT	2,500	334,000
Australia & New Zealand Banking Group Ltd.	15,500	298,407
JPMorgan Chase & Co.	2,500	294,225
Arthur J Gallagher & Co.	2,900	259,753
Total Financial		30,427,270
Consumer, Non-cyclical - 21.4%
Johnson & Johnson	14,800	1,914,824
Procter & Gamble Co.	14,300	1,778,634
Pfizer, Inc.	41,900	1,505,467
Roche Holding AG	5,000	1,455,364
AbbVie, Inc.	17,900	1,355,388
Medtronic plc	12,300	1,336,026
Philip Morris International, Inc.	17,200	1,305,996
Amgen, Inc.	6,500	1,257,815
Kimberly-Clark Corp.	8,800	1,250,040
S&P Global, Inc.	4,500	1,102,410
PepsiCo, Inc.	7,500	1,028,250
Altria Group, Inc.	24,700	1,010,230
Colgate-Palmolive Co.	13,600	999,736
Unilever plc	15,400	925,988
Japan Tobacco, Inc.	40,800	892,896
Zoetis, Inc.	6,900	859,671
Imperial Brands plc	35,400	795,711
Sanofi	7,900	732,636
Kellogg Co.	11,100	714,285
Unilever N.V.	11,500	691,480
Woolworths Group Ltd.	24,900	626,618
Mitsubishi Tanabe Pharma Corp.	53,700	588,598
STERIS plc	3,300	476,817
Novartis AG	4,400	381,593
General Mills, Inc.	6,500	358,280
CSL Ltd.	2,100	331,274
Atlantia SpA	13,000	314,512
Moody's Corp.	1,500	307,245
Sysco Corp.	3,800	301,720
Cochlear Ltd.	2,100	295,069
Sonic Healthcare Ltd.	13,500	255,620
Takeda Pharmaceutical Company Ltd.	7,200	245,745
Dairy Farm International Holdings Ltd.	38,100	240,030
Total Consumer, Non-cyclical		27,635,968
Technology - 12.8%
Microsoft Corp.	24,100	3,350,623
Apple, Inc.	9,900	2,217,303
Texas Instruments, Inc.	11,300	1,460,412
International Business Machines Corp.	9,500	1,381,490
Broadcom, Inc.	4,400	1,214,708
Fiserv, Inc.*	11,300	1,170,567
Fidelity National Information Services, Inc.	8,600	1,141,736
Canon, Inc.	37,500	999,831
MSCI, Inc. — Class A	4,200	914,550
Maxim Integrated Products, Inc.	13,700	793,367
Paychex, Inc.	9,200	761,484
Konami Holdings Corp.	15,700	758,047
Intuit, Inc.	1,601	425,770
Total Technology		16,589,888
Communications - 12.8%
AT&T, Inc.	50,400	1,907,136
Verizon Communications, Inc.	28,500	1,720,260
Alphabet, Inc. — Class C*	1,181	1,439,639
Amazon.com, Inc.*	800	1,388,728
NTT DOCOMO, Inc.	43,000	1,094,966
CenturyLink, Inc.	84,600	1,055,808
BCE, Inc.	19,600	948,294
Elisa Oyj	15,600	804,492
HKT Trust & HKT Ltd.	466,000	739,674
TELUS Corp.	20,400	726,234
Orange S.A.	42,800	671,725

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Communications - 12.8% (continued)
Nippon Telegraph & Telephone Corp.	13,500	$643,832
Proximus SADP	19,300	573,403
Omnicom Group, Inc.	7,300	571,590
Telia Company AB	95,900	429,450
Facebook, Inc. — Class A*	2,235	398,009
Informa plc	34,500	361,439
CDW Corp.	2,200	271,128
Pearson plc	28,800	261,280
Motorola Solutions, Inc.	1,500	255,615
Auto Trader Group plc	38,400	240,812
Total Communications		16,503,514
Industrial - 8.3%
Lockheed Martin Corp.	3,528	1,376,132
3M Co.	7,100	1,167,240
Waste Management, Inc.	9,500	1,092,500
United Parcel Service, Inc. — Class B	8,000	958,560
Amcor plc	93,800	914,550
Republic Services, Inc. — Class A	10,500	908,775
Emerson Electric Co.	12,300	822,378
Lennox International, Inc.	3,000	728,910
Waste Connections, Inc.	7,000	644,000
Honeywell International, Inc.	3,700	626,040
Illinois Tool Works, Inc.	3,500	547,715
Alstom S.A.	9,600	398,046
Singapore Technologies Engineering Ltd.	115,300	320,424
Geberit AG	600	286,573
Total Industrial		10,791,843
Utilities - 7.9%
NextEra Energy, Inc.	6,600	1,537,734
Dominion Energy, Inc.	17,100	1,385,784
Duke Energy Corp.	14,400	1,380,384
Power Assets Holdings Ltd.	134,800	905,571
Snam SpA	176,200	890,221
Endesa S.A.	30,600	805,369
SSE plc	48,500	742,782
Terna Rete Elettrica Nazionale SpA	96,100	617,546
Fortum Oyj	23,000	543,905
PPL Corp.	15,900	500,691
Veolia Environnement S.A.	15,300	388,005
OGE Energy Corp.	7,000	317,660
AGL Energy Ltd.	17,300	223,753
Total Utilities		10,239,405
Consumer, Cyclical - 5.8%
Home Depot, Inc.	8,300	1,925,766
McDonald's Corp.	6,800	1,460,028
Persimmon plc	35,400	944,581
Ford Motor Co.	90,400	828,064
Harvey Norman Holdings Ltd.	232,800	711,883
Las Vegas Sands Corp.	10,100	583,376
Starbucks Corp.	5,000	442,100
Crown Resorts Ltd.	30,500	248,093
Singapore Airlines Ltd.	32,800	216,962
Nissan Motor Company Ltd.	32,600	203,268
Total Consumer, Cyclical		7,564,121
Basic Materials - 3.7%
Linde plc	6,300	1,220,436
Rio Tinto plc	22,900	1,185,056
Air Products & Chemicals, Inc.	4,000	887,440
Croda International plc	11,500	687,242
International Paper Co.	11,600	485,112
Ecolab, Inc.	1,900	376,276
Total Basic Materials		4,841,562
Energy - 2.3%
Royal Dutch Shell plc — Class A	24,500	718,205
TOTAL S.A.	11,600	605,610
Chevron Corp.	4,400	521,840
ONEOK, Inc.	6,900	508,461
Exxon Mobil Corp.	4,200	296,562
Occidental Petroleum Corp.	5,800	257,926
Total Energy		2,908,604
Total Common Stocks
(Cost $119,028,060)		127,502,175

EXCHANGE-TRADED FUNDS† - 0.6%
iShares MSCI EAFE ETF	5,964	388,912
SPDR S&P 500 ETF Trust	1,297	384,911
Total Exchange-Traded Funds
(Cost $771,568)		773,823

MONEY MARKET FUND† - 0.5%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares 1.79%[1]	627,072	627,072
Total Money Market Fund
(Cost $627,072)		627,072
Total Investments - 99.6%
(Cost $120,426,700)		$128,903,070
Other Assets & Liabilities, net - 0.4%		548,225
Total Net Assets - 100.0%		$129,451,295

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
Euro FX Futures Contracts	42	Dec 2019	$5,754,263	$19,842

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of September 30, 2019.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$127,502,175	$—	$—	$127,502,175
Exchange-Traded Funds	773,823	—	—	773,823
Money Market Fund	627,072	—	—	627,072
Currency Futures Contracts**	19,842	—	—	19,842
Total Assets	$128,922,912	$—	$—	$128,922,912

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
MUTUAL FUNDS† - 8.6%
Guggenheim Total Return Bond Fund — R6-Class[1]	221,854	$6,092,113
Guggenheim Limited Duration Fund — R6-Class[1]	122,808	3,028,438
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	254,930	2,539,107
Guggenheim Floating Rate Strategies Fund — R6-Class[1]	8,469	213,844
Total Mutual Funds
(Cost $11,647,105)		11,873,502

MONEY MARKET FUND† - 0.1%
Dreyfus Treasury Securities Cash Management — Institutional Shares 1.83%[2]	125,225	125,225
Total Money Market Fund
(Cost $125,225)		125,225

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.0%
Government Agency - 16.2%
Fannie Mae
3.58% due 04/01/33	1,273,072	1,433,328
3.16% due 01/01/30	1,300,000	1,396,886
3.00% due 12/01/29	1,250,000	1,337,691
2.94% due 10/01/32	1,159,361	1,231,190
3.83% due 05/01/49	1,000,000	1,120,189
3.43% due 09/01/34	1,000,000	1,109,126
3.37% due 06/01/39	1,000,000	1,101,118
3.01% due 12/01/27	1,000,000	1,066,501
3.33% due 04/01/30	977,233	1,054,919
3.08% due 10/01/32	500,000	535,451
3.11% due 10/01/29	500,000	531,721
2.99% due 09/01/29	500,000	529,594
2.96% due 11/01/29	500,000	528,202
2.86% due 09/01/29	500,000	528,013
2.90% due 11/01/29	500,000	525,713
1.95% due 11/01/20	250,000	249,313
Freddie Mac Multifamily Structured Pass Through Certificates
2019-K087, 3.77% due 12/25/28	1,250,000	1,405,805
2017-KGX1, 3.00% due 10/25/27	1,200,000	1,274,710
2017-KW03, 3.02% due 06/25/27	1,050,000	1,109,028
2018-K074, 3.60% due 02/25/28	1,000,000	1,100,487
Freddie Mac Seasoned Credit Risk Transfer Trust
2017-3, 3.00% due 07/25/56	1,053,975	1,075,302
2017-4, 3.00% due 06/25/57[3]	1,044,760	1,065,899
Fannie Mae-Aces
2017-M11, 2.98% due 08/25/29	900,000	953,470
Total Government Agency		22,263,656
Residential Mortgage Backed Securities - 11.2%
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 2.14% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36[4]	1,580,156	996,720
Homeward Opportunities Fund I Trust
2019-2, 2.70% (WAC) due 09/25/59[4,5]	970,813	969,567
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[4,5]	956,657	960,902
Soundview Home Loan Trust
2006-OPT5, 2.16% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[4]	952,764	928,938
Home Equity Loan Trust
2007-FRE1, 2.21% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[4]	977,451	923,734
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[4,5]	919,566	920,789
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57[4,5]	851,718	883,967
Freddie Mac STACR Trust
2019-DNA3, 2.75% (1 Month USD LIBOR + 0.73%, Rate Floor: 0.00%) due 07/25/49[4,5]	833,635	833,942

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.0% (continued)
Residential Mortgage Backed Securities - 11.2% (continued)
GSAA Trust
2005-10, 2.67% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 06/25/35[4]	823,480	$829,907
NovaStar Mortgage Funding Trust Series
2007-2, 2.22% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[4]	835,408	811,888
New Residential Advance Receivables Trust Advance Receivables Backed
2019-T3, 2.51% due 10/20/52[5]	750,000	751,589
Luminent Mortgage Trust
2006-2, 2.22% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/25/46[4]	782,116	688,612
CIM Trust
2018-R2, 3.69% (WAC) due 08/25/57[4,5]	649,793	653,458
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE2A, 2.28% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 07/25/37[4,5]	646,875	619,715
CIT Mortgage Loan Trust
2007-1, 3.47% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[4,5]	410,404	412,241
2007-1, 3.37% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[4,5]	177,221	179,191
CSMC Series
2015-12R, 2.77% (WAC) due 11/30/37[4,5]	593,665	591,180
HarborView Mortgage Loan Trust
2006-14, 2.21% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[4]	583,792	579,377
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[6]	2,529,227	413,228
NRPL Trust
2019-3, 3.00% (WAC) due 06/01/59[4,5]	350,000	348,953
Starwood Mortgage Residential Trust
2019-1, 2.94% (WAC) due 06/25/49[4,5]	334,681	335,376
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 3.29% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[4]	355,798	323,705
Towd Point Mortgage Trust
2018-1, 3.00% (WAC) due 01/25/58[4,5]	275,609	279,075
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	117,999	124,586
Morgan Stanley Re-REMIC Trust
2010-R5, 3.37% due 06/26/36[5]	78,804	73,151
Total Residential Mortgage Backed Securities		15,433,791
Commercial Mortgage Backed Securities - 2.0%
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 2.63% due 05/15/48	450,000	449,568
2016-NXS5, 1.67% (WAC) due 01/15/59[4,6]	4,809,527	303,793
CGBAM Mezzanine Securities Trust
2015-SMMZ, 8.21% due 04/10/28[5]	500,000	508,275
CGBAM Commercial Mortgage Trust
2015-SMRT, 3.77% due 04/10/28[5]	450,000	451,883
Citigroup Commercial Mortgage Trust
2016-GC37, 1.93% (WAC) due 04/10/49[4,6]	3,722,663	333,917
CFCRE Commercial Mortgage Trust
2016-C3, 1.19% (WAC) due 01/10/48[4,6]	5,786,201	315,838

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.0% (continued)
Commercial Mortgage Backed Securities - 2.0% (continued)
COMM Mortgage Trust
2015-CR26, 1.10% (WAC) due 10/10/48[4,6]	6,464,073	$304,164
Total Commercial Mortgage Backed Securities		2,667,438
Military Housing - 1.6%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 3.48% (WAC) due 11/25/55[4,5]	959,279	1,110,087
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52[5]	955,301	1,059,562
Total Military Housing		2,169,649
Total Collateralized Mortgage Obligations
(Cost $40,697,937)		42,534,534

ASSET-BACKED SECURITIES†† - 18.4%
Collateralized Loan Obligations - 7.6%
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[5]	1,000,000	1,018,276
Halcyon Loan Advisors Funding Ltd.
2017-3A, 3.20% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[4,5]	1,000,000	1,000,440
THL Credit Wind River CLO Ltd.
2019-1A, 3.18% (3 Month USD LIBOR + 0.88%, Rate Floor: 0.00%) due 01/15/26[4,5]	1,000,000	1,000,226
NXT Capital CLO LLC
2017-1A, 3.98% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 04/20/29[4,5]	1,000,000	1,000,106
MP CLO VIII Ltd.
2018-2A, 3.17% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[4,5]	1,000,000	1,000,021
NewStar Clarendon Fund CLO LLC
2019-1A, 3.58% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[4,5]	1,000,000	999,007
Marathon CLO VII Ltd.
2017-7A, 3.91% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/28/25[4,5]	1,000,000	998,635
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[5,7]	1,000,000	879,065
Golub Capital Partners CLO Ltd.
2018-36A, 3.59% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[4,5]	850,000	837,199
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.60% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[4,5]	750,000	738,848
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 3.71% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[4,5]	509,000	505,943
Treman Park CLO Ltd.
2015-1A, due 10/20/28[5,7]	500,000	413,954
Copper River CLO Ltd.
2007-1A, due 01/20/21[7,8]	600,000	83,276
Total Collateralized Loan Obligations		10,474,996
Financial - 3.1%
Station Place Securitization Trust
2019-8, 2.64% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/24/20[4,5]	1,850,000	1,850,000
2019-6, 2.64% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/24/21†††,4,5	700,000	700,000
2019-9, 2.74% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/24/20[4,5]	350,000	350,000
2019-2, 2.59% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 04/24/21[4,5]	250,000	250,145
Barclays Bank plc
GMTN, 2.86% due 10/31/19	700,000	700,101
Madison Avenue Securitization Trust
due 11/18/20[4]	250,000	250,000

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 18.4% (continued)
Financial - 3.1% (continued)
Nassau LLC
2019-1, 3.98% due 08/15/34[5]	250,000	$248,750
Total Financial		4,348,996
Transport-Aircraft - 2.9%
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[3,5]	1,277,567	1,319,793
Castlelake Aircraft Securitization Trust
2017-1, 3.97% due 07/15/42	765,754	776,549
Raspro Trust
2005-1A, 3.20% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[4,5]	607,578	599,500
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[5]	487,625	493,229
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[8]	435,276	436,118
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[5]	315,946	318,796
Total Transport-Aircraft		3,943,985
Whole Business - 1.5%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[5]	750,964	797,359
SERVPRO Master Issuer LLC
2019-1A, 3.88% due 10/25/49[4,5]	750,000	755,645
Domino's Pizza Master Issuer LLC
2017-1A, 3.53% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/25/47[4,5]	490,000	490,005
Total Whole Business		2,043,009
Collateralized Debt Obligations - 1.0%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[5]	1,000,000	1,004,295
Putnam Structured Product Funding Ltd.
2003-1A, 3.03% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[4,5]	300,575	297,706

N-Star REL CDO VIII Ltd.
2006-8A, 2.45% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 02/01/41[4,5]	108,128		106,945
Total Collateralized Debt Obligations			1,408,946
Transport-Container - 1.0%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[5]	900,359		902,757
Global SC Finance II SRL
2014-1A, 3.19% due 07/17/29[5]	483,333		483,264
Total Transport-Container			1,386,021
Net Lease - 0.9%
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[5]	1,183,258		1,230,885
Insurance - 0.3%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[5]	401,250		403,845
Diversified Payment Rights - 0.1%
CIC Receivables Master Trust
REGD, 4.89% due 10/07/21†††	88,323		90,060
Total Asset-Backed Securities
(Cost $25,153,508)			25,330,743

U.S. GOVERNMENT SECURITIES†† - 12.4%
U.S. Treasury Notes
2.38% due 02/29/24	7,260,000		7,510,980
2.50% due 02/28/26	3,292,000		3,468,559
2.38% due 03/15/22	476,000		485,074
U.S. Treasury Bonds
2.25% due 08/15/49	2,343,000		2,409,721
2.88% due 05/15/49	1,596,000		1,861,397
U.S. Treasury Inflation Protected Securities
1.38% due 01/15/20[10]	1,293,187		1,289,247
Total U.S. Government Securities
(Cost $16,420,655)			17,024,978

FOREIGN GOVERNMENT DEBT†† - 11.4%
Government of Japan
0.10% due 08/01/21	JPY	264,000,000	2,460,568
due 01/20/20[11]	JPY	207,000,000	1,916,108
due 01/10/20[11]	JPY	146,000,000	1,351,347
0.10% due 05/01/21	JPY	88,000,000	819,196
0.10% due 12/20/21	JPY	45,200,000	422,120
0.10% due 06/01/21	JPY	35,000,000	325,943
State of Israel
1.00% due 04/30/21	ILS	5,170,000	1,506,847
5.00% due 01/31/20	ILS	3,300,000	964,296
5.50% due 01/31/22	ILS	1,660,000	535,633

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Face Amount~		Value
FOREIGN GOVERNMENT DEBT†† - 11.4% (continued)
0.50% due 01/31/21	ILS	1,040,000	$300,611
Federative Republic of Brazil
due 07/01/21[11]	BRL	6,980,000	1,538,126
due 01/01/20[11]	BRL	2,800,000	666,165
due 07/01/20[11]	BRL	2,490,000	579,188
Kingdom of Spain
0.75% due 07/30/21	EUR	1,140,000	1,271,500
due 01/17/20[11]	EUR	438,000	478,200
Republic of Portugal
due 01/17/20[11]	EUR	440,000	480,352
4.80% due 06/15/20	EUR	17,000	19,229
Total Foreign Government Debt
(Cost $15,748,655)			15,635,429

CORPORATE BONDS†† - 9.1%
Financial - 3.2%
Synchrony Bank
2.73% (3 Month USD LIBOR + 0.63%) due 03/30/20[4]	450,000		450,166
American Equity Investment Life Holding Co.
5.00% due 06/15/27	354,000		372,025
Standard Chartered Bank
2.69% (3 Month USD LIBOR + 0.40%) due 08/04/20[4]	320,000		320,454
Lloyds Bank Corporate Markets plc NY
2.66% (3 Month USD LIBOR + 0.37%) due 08/05/20[4]	320,000		320,345
Credit Suisse AG NY
2.66% (3 Month USD LIBOR + 0.40%) due 07/31/20[4]	320,000		320,261
Aon Corp.
5.00% due 09/30/20	300,000		308,478
Morgan Stanley
5.50% due 07/24/20	300,000		308,083
ANZ New Zealand Int'l Ltd.
2.85% due 08/06/20[5]	300,000		302,104
UBS AG
2.68% (3 Month USD LIBOR + 0.58%, Rate Floor: 0.00%) due 06/08/20[4,5]	300,000		300,804
Capital One Financial Corp.
2.72% (3 Month USD LIBOR + 0.45%) due 10/30/20[4]	290,000		290,453
2.94% (3 Month USD LIBOR + 0.76%) due 05/12/20[4]	10,000		10,032
American Express Co.
2.20% due 10/30/20	275,000		275,410
Aspen Insurance Holdings Ltd.
6.00% due 12/15/20	250,000		260,975
Discover Bank
3.10% due 06/04/20	250,000		251,352
American Tower Corp.
2.80% due 06/01/20	70,000		70,267
Assurant, Inc.
3.36% (3 Month USD LIBOR + 1.25%) due 03/26/21[4]	62,000		62,006
Liberty Property, LP
4.75% due 10/01/20	55,000		56,397
ERP Operating, LP
4.75% due 07/15/20	50,000		50,664
Nomura Holdings, Inc.
6.70% due 03/04/20	30,000		30,599
Reinsurance Group of America, Inc.
6.45% due 11/15/19	25,000		25,110
Total Financial			4,385,985
Consumer, Non-cyclical - 2.8%
Mondelez International, Inc.
3.00% due 05/07/20	360,000		361,843
Biogen, Inc.
2.90% due 09/15/20	340,000		342,452
Zimmer Biomet Holdings, Inc.
2.70% due 04/01/20	325,000		325,555
Cigna Corp.
2.49% (3 Month USD LIBOR + 0.35%) due 03/17/20[4]	325,000		325,049
Allergan Funding SCS
3.39% (3 Month USD LIBOR + 1.26%) due 03/12/20[4]	300,000		301,191
Humana, Inc.
2.50% due 12/15/20	300,000		300,684
Quest Diagnostics, Inc.
2.50% due 03/30/20	300,000		300,298
Constellation Brands, Inc.
2.25% due 11/06/20	250,000		250,079
2.00% due 11/07/19	50,000		49,979
Bayer US Finance LLC
2.38% due 10/08/19[5]	300,000		299,998
Anthem, Inc.
2.50% due 11/21/20	200,000		200,987
4.35% due 08/15/20	90,000		91,773
Molson Coors Brewing Co.
2.25% due 03/15/20	290,000		289,823
Reynolds American, Inc.
6.88% due 05/01/20	145,000		148,793
AstraZeneca plc
2.38% due 11/16/20	100,000		100,474
S&P Global, Inc.
3.30% due 08/14/20	70,000		70,670
ERAC USA Finance LLC
5.25% due 10/01/20[5]	50,000		51,557
Total Consumer, Non-cyclical			3,811,205
Industrial - 0.8%
L3Harris Technologies, Inc.
2.70% due 04/27/20	330,000		330,660
Molex Electronic Technologies LLC
2.88% due 04/15/20[5]	200,000		200,323
Rolls-Royce plc
2.38% due 10/14/20[5]	200,000		200,224
Northrop Grumman Corp.
3.50% due 03/15/21	150,000		152,774
Ryder System, Inc.
2.50% due 05/11/20	100,000		100,172
United Technologies Corp.
1.90% due 05/04/20	100,000		99,886

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 9.1% (continued)
Industrial - 0.8% (continued)
Ingersoll-Rand Luxembourg Finance S.A.
2.63% due 05/01/20	50,000	$50,091
Vulcan Materials Co.
2.72% (3 Month USD LIBOR + 0.60%) due 06/15/20[4]	10,000	10,006
Total Industrial		1,144,136
Utilities - 0.8%
NextEra Energy Capital Holdings, Inc.
2.55% (3 Month USD LIBOR + 0.45%) due 09/28/20[4]	330,000	330,140
Ameren Corp.
2.70% due 11/15/20	300,000	301,569
Exelon Corp.
2.85% due 06/15/20	250,000	251,046
DTE Energy Co.
2.40% due 12/01/19	70,000	70,005
PSEG Power LLC
5.13% due 04/15/20	50,000	50,758
Pennsylvania Electric Co.
5.20% due 04/01/20	30,000	30,439
American Electric Power Company, Inc.
2.15% due 11/13/20	25,000	25,015
Total Utilities		1,058,972
Technology - 0.7%
Fiserv, Inc.
2.70% due 06/01/20	340,000	340,906
Analog Devices, Inc.
2.95% due 01/12/21	300,000	302,251
Broadcom Corporation / Broadcom Cayman Finance Ltd.
2.38% due 01/15/20	300,000	299,981
QUALCOMM, Inc.
2.25% due 05/20/20	40,000	40,017
Total Technology		983,155
Energy - 0.4%
Occidental Petroleum Corp.
2.60% due 08/13/21	250,000	251,628
Florida Gas Transmission Company LLC
5.45% due 07/15/20[5]	100,000	102,308
Pioneer Natural Resources Co.
7.50% due 01/15/20	80,000	81,111
Enterprise Products Operating LLC
2.55% due 10/15/19	70,000	70,012
Marathon Petroleum Corp.
3.40% due 12/15/20	50,000	50,552
Total Energy		555,611
Consumer, Cyclical - 0.4%
Marriott International, Inc.
2.74% (3 Month USD LIBOR + 0.60%) due 12/01/20[4]	300,000	300,967
McDonald's Corp.
3.50% due 07/15/20	200,000	202,297
Total Consumer, Cyclical		503,264
Basic Materials - 0.0%
Georgia-Pacific LLC
5.40% due 11/01/20[5]	80,000	82,753
Communications - 0.0%
Telefonica Emisiones S.A.
5.13% due 04/27/20	30,000	30,480
Total Corporate Bonds
(Cost $12,508,566)		12,555,561

FEDERAL AGENCY BONDS†† - 4.9%
Fannie Mae Principal Strips
due 07/15/37[11,12]	2,500,000	1,635,197
due 05/15/30[11,12]	1,350,000	1,076,149
Freddie Mac Principal Strips
due 07/15/32[11,12]	1,950,000	1,458,139
due 03/15/31[11,12]	1,500,000	1,166,683
Tennessee Valley Authority
5.38% due 04/01/56	750,000	1,199,638
Tennessee Valley Authority Principal
due 01/15/48[11,12]	500,000	231,572
Total Federal Agency Bonds
(Cost $5,769,647)		6,767,378

MUNICIPAL BONDS†† - 0.8%
California - 0.5%
Cypress School District General Obligation Unlimited
due 08/01/48[11]	1,000,000	356,100
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/46[11]	700,000	267,442
Total California		623,542
Illinois - 0.3%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	400,000	473,696
Total Municipal Bonds
(Cost $946,503)		1,097,238

SENIOR FLOATING RATE INTERESTS††,4 - 0.3%
Industrial - 0.2%
Capstone Logistics
6.54% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 10/07/21	282,971	279,875

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 0.3% (continued)
Technology - 0.1%
Misys Ltd.
5.70% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	77,998	$75,816
Total Senior Floating Rate Interests
(Cost $360,394)		355,691

REPURCHASE AGREEMENTS††,13 - 3.0%
Societe Generale
issued 09/10/19 at 2.54% (3 Month USD LIBOR + 0.40%) due 04/07/20[4]	2,000,000	2,000,000
J.P. Morgan Securities LLC
issued 09/30/19 at 2.35% due 10/01/19	712,000	712,000
issued 09/25/19 at 3.00% due 10/01/19	200,000	200,000
issued 09/27/19 at 2.50% due 10/01/19	198,000	198,000
issued 09/30/19 at 2.37% due 10/01/19	101,000	101,000
BNP Paribas
issued 08/01/19 at 2.47% due 11/01/19	700,000	700,000
BofA Securities, Inc.
issued 09/25/19 at 2.80% due 10/01/19	200,000	200,000
Total Repurchase Agreements
(Cost $4,111,000)		4,111,000

COMMERCIAL PAPER†† - 0.7%
Walgreens Boots Alliance, Inc.
2.41% due 01/13/20[9]	1,000,000	993,292
Total Commercial Paper
(Cost $992,922)		993,292

	Contracts/Notional Value
OTC OPTIONS PURCHASED†† - 0.2%
Put options on:
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	50,900,000	87,041
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	41,800,000	71,479
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	29,500,000	29,980
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	9,300,000	15,903
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	4,500,000	4,573
Total OTC Options Purchased
(Cost $288,851)		208,976
Total Investments - 100.9%
(Cost $134,770,968)		$138,613,547
Other Assets & Liabilities, net - (0.9)%		(1,223,458)
Total Net Assets - 100.0%		$137,390,089

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
BofA Securities, Inc.	ICE	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$20,220,000	$(438,994)	$(199,187)	$(239,807)

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty		Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation
Morgan Stanley Capital Services LLC		CDX.NA.IG.31 7-15%	1.00%	Quarterly	12/20/23	$1,180,000	$(23,471)	$(188)	$(23,283)
Goldman Sachs International		CDX.NA.IG.31 7-15%	1.00%	Quarterly	12/20/23	2,630,000	(52,313)	(3,820)	(48,493)
							$(75,784)	$(4,008)	$(71,776)

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.79%	Quarterly	01/21/20	$1,946,000	$3,830	$3,109	$721
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.54%	Quarterly	08/04/21	500,000	1,126	285	841
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.84%	Quarterly	01/31/20	377,000	842	803	39
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.83%	Quarterly	01/31/20	202,000	444	495	(51)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.83%	Quarterly	01/31/20	202,000	(445)	88	(533)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.84%	Quarterly	01/31/20	377,000	(841)	88	(929)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.79%	Quarterly	01/21/20	1,946,000	(3,830)	93	(3,923)
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	1.57%	Quarterly	08/14/21	5,200,000	(8,601)	292	(8,893)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.23%	Annually	08/22/21	6,400,000	(16,397)	298	(16,695)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.10%	Annually	08/28/24	6,470,000	(47,737)	323	(48,060)
								$(71,609)	$5,874	$(77,483)

Total Return Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Sovereign Debt Swap Agreements††
Deutsche Bank AG	Korea Monetary Stabilization Bond	2.58% (3 Month USD LIBOR + 0.45%)	At Maturity	08/04/21	N/A	$499,184	$(2,469)

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	6,500,000	BRL	10/01/19	$1,658,450	$1,565,963	$92,487
Citibank N.A., New York	3,890,000	BRL	10/01/19	988,023	937,169	50,854
Bank of America, N.A.	176,088,000	JPY	08/02/21	1,737,682	1,697,251	40,431
Citibank N.A., New York	4,780,000	BRL	07/01/21	1,134,050	1,095,177	38,873
Goldman Sachs International	1,350,000	BRL	07/01/20	350,559	320,041	30,518
Goldman Sachs International	3,300,000	BRL	10/01/19	822,453	795,028	27,425
Goldman Sachs International	1,148,550	EUR	07/30/21	1,334,184	1,306,971	27,213
Goldman Sachs International	440,000	EUR	01/17/20	508,076	483,815	24,261
Barclays Bank plc	438,000	EUR	01/17/20	505,846	481,616	24,230
Citibank N.A., New York	1,140,000	BRL	07/01/20	293,633	270,257	23,376
Morgan Stanley Capital Services LLC	88,044,000	JPY	08/02/21	864,108	848,625	15,483
Bank of America, N.A.	207,000,000	JPY	01/21/20	1,945,763	1,931,113	14,650
Citibank N.A., New York	88,044,000	JPY	05/06/21	858,631	844,402	14,229
Citibank N.A., New York	2,800,000	BRL	01/02/20	682,606	671,321	11,285
JPMorgan Chase Bank, N.A.	900,000	BRL	07/01/21	213,802	206,205	7,597
Goldman Sachs International	45,222,600	JPY	12/20/21	446,819	439,511	7,308
Goldman Sachs International	1,300,000	BRL	07/01/21	304,556	297,851	6,705
Barclays Bank plc	35,017,500	JPY	06/01/21	342,771	336,338	6,433
Goldman Sachs International	116,800,000	JPY	01/10/20	1,089,410	1,088,899	511
Bank of America, N.A.	9,432	EUR	06/15/20	10,847	10,474	373
Goldman Sachs International	8,384	EUR	06/15/20	9,646	9,310	336
Deutsche Bank AG	601,856,762	KRW	08/04/21	513,267	513,058	209
Goldman Sachs International	8,550	EUR	07/30/20	9,719	9,522	197
Citibank N.A., New York	29,200,000	JPY	01/10/20	272,254	272,225	29
Bank of America, N.A.	88,000	JPY	02/03/20	842	822	20
Bank of America, N.A.	88,000	JPY	02/01/21	859	839	20
Bank of America, N.A.	88,000	JPY	08/03/20	851	831	20
Morgan Stanley Capital Services LLC	44,000	JPY	08/03/20	423	415	8
Morgan Stanley Capital Services LLC	44,000	JPY	02/03/20	419	411	8
Morgan Stanley Capital Services LLC	44,000	JPY	02/01/21	428	420	8
Citibank N.A., New York	44,000	JPY	11/02/20	425	418	7
Citibank N.A., New York	44,000	JPY	11/01/19	415	408	7
Citibank N.A., New York	44,000	JPY	05/01/20	420	413	7
Goldman Sachs International	22,600	JPY	06/22/20	217	213	4
Goldman Sachs International	22,600	JPY	12/21/20	219	215	4
Goldman Sachs International	22,600	JPY	06/21/21	221	217	4
Barclays Bank plc	17,500	JPY	12/02/19	166	163	3
Barclays Bank plc	17,500	JPY	12/01/20	169	166	3
Barclays Bank plc	17,500	JPY	06/01/20	168	165	3
Goldman Sachs International	22,600	JPY	12/20/19	213	210	3
Deutsche Bank AG	1,606,762	KRW	08/05/20	1,354	1,354	—

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	1,606,762	KRW	02/04/21	$1,362	$1,362	$—
Deutsche Bank AG	1,554,368	KRW	05/07/21	1,321	1,321	—
Deutsche Bank AG	1,606,762	KRW	11/06/19	1,341	1,341	—
Deutsche Bank AG	1,606,762	KRW	11/04/20	1,358	1,358	—
Deutsche Bank AG	1,606,762	KRW	02/05/20	1,345	1,345	—
Deutsche Bank AG	1,571,833	KRW	05/11/20	1,320	1,320	—
Bank of America, N.A.	3,510	ILS	04/30/20	1,004	1,025	(21)
Citibank N.A., New York	6,718	ILS	04/30/20	1,931	1,963	(32)
Bank of America, N.A.	33,642	ILS	01/31/20	9,652	9,766	(114)
Bank of America, N.A.	33,550	ILS	02/01/21	9,803	9,940	(137)
Goldman Sachs International	41,614	ILS	04/30/20	11,979	12,157	(178)
Bank of America, N.A.	353,500	ILS	04/30/21	102,807	105,137	(2,330)
Bank of America, N.A.	643,550	ILS	01/31/22	190,795	193,487	(2,692)
Citibank N.A., New York	676,700	ILS	04/30/21	197,663	201,262	(3,599)
Goldman Sachs International	1,103,122	ILS	02/01/21	321,286	326,834	(5,548)
Goldman Sachs International	1,107,750	ILS	01/31/22	327,439	333,050	(5,611)
Barclays Bank plc	1,365,000	ILS	01/31/20	386,193	396,255	(10,062)
Goldman Sachs International	4,191,500	ILS	04/30/21	1,227,342	1,246,624	(19,282)
Goldman Sachs International	2,162,950	ILS	01/31/20	597,181	627,898	(30,717)
						$384,819

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at September 30, 2019	Unrealized Depreciation
Citibank N.A., New York	1,369,000	BRL	10/01/19	$332,936	$329,816	$(3,120)
Morgan Stanley Capital Services LLC	12,321,000	BRL	10/01/19	2,985,607	2,968,343	(17,264)
						$(20,384)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2019.
[3]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2019. See table below for additional step information for each security.
[4]	Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $36,477,613 (cost $36,143,272), or 26.6% of total net assets.
[6]	Security is an interest-only strip.
[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $519,394 (cost $550,632), or 0.4% of total net assets — See Note 6.
[9]	Rate indicated is the effective yield at the time of purchase.
[10]	Face amount of security is adjusted for inflation.
[11]	Zero coupon rate security.
[12]	Security is a principal-only strip.
[13]	Repurchase Agreements - See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America
BRL — Brazilian Real
CDX.NA.IG.31 Index — Credit Default Swap North American Investment Grade Series 31 Index
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
CMT — Constant Maturity Treasury
EUR — Euro
ICE — Intercontinental Exchange
ILS — Israeli New Shekel
JPY — Japanese Yen
KRW — South Korean Won
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$11,873,502	$—	$—	$11,873,502
Money Market Fund	125,225	—	—	125,225
Collateralized Mortgage Obligations	—	42,534,534	—	42,534,534
Asset-Backed Securities	—	24,540,683	790,060	25,330,743
U.S. Government Securities	—	17,024,978	—	17,024,978
Foreign Government Debt	—	15,635,429	—	15,635,429
Corporate Bonds	—	12,555,561	—	12,555,561
Federal Agency Bonds	—	6,767,378	—	6,767,378
Municipal Bonds	—	1,097,238	—	1,097,238
Senior Floating Rate Interests	—	355,691	—	355,691
Repurchase Agreements	—	4,111,000	—	4,111,000
Commercial Paper	—	993,292	—	993,292
Options Purchased	—	208,976	—	208,976
Interest Rate Swap Agreements**	—	1,601	—	1,601
Forward Foreign Currency Exchange Contracts**	—	465,142	—	465,142
Total Assets	$11,998,727	$126,291,503	$790,060	$139,080,290

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$311,583	$—	$311,583
Interest Rate Swap Agreements**		79,084	—	79,084
Total Return Swap Agreements**	—	2,469	—	2,469
Forward Foreign Currency Exchange Contracts**	—	100,707	—	100,707
Total Liabilities	$—	$493,843	$—	$493,843

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Freddie Mac Seasoned Credit Risk Transfer Trust 2017-4, 3.00% due 06/25/57	3.25%	12/25/19	3.25%	12/25/19
Willis Engine Securitization Trust II 2012-A, 5.50% due 09/15/37	8.50%	09/15/20	8.50%	09/15/20

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At September 30, 2019, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Societe Generale			Fannie Mae Connecticut Avenue Securities
2.54% (3 Month USD LIBOR + 0.40%)			4.37%
04/07/20*	$2,000,000	$2,030,602	01/25/31	$1,236,000	$1,249,967

			Connecticut Avenue Securities Trust
			4.02%
			07/25/39	624,000	625,498

			Ashford Hospitality Trust
			5.01%
			04/15/35	622,000	625,483
				$2,482,000	$2,500,948

J.P. Morgan Securities LLC			U.S. Treasury Note
2.35% - 3.00%			2.63%
10/01/19	1,211,000	1,211,084	02/28/23	700,000	724,220

			Ginnie Mae II Pool
			4.50%
			06/20/49	298,000	312,900

			Fannie Mae Pool
			3.50%
			09/01/49	200,000	205,480
				$1,198,000	$1,242,600

BNP Paribas			HSI Asset Securitization Corp. Trust
2.47%			2.21%
11/01/19	700,000	704,413	01/25/37	1,276,000	1,004,595

BofA Securities, Inc.			U.S. Treasury Note
2.80%			1.50%
10/01/19	200,000	200,016	09/30/24	206,000	205,485

*	Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Total Return Bond Fund — R6-Class	$5,784,281	$121,203	$–	$–	$186,629	$6,092,113	221,854	$121,462
Guggenheim Floating Rate Strategies Fund — R6-Class	202,786	7,658	–	–	3,400	213,844	8,469	7,684
Guggenheim Limited Duration Fund — R6-Class	2,962,018	60,353	–	–	6,067	3,028,438	122,808	60,465
Guggenheim Ultra Short Duration Fund — Institutional Class	2,489,086	50,037	–	–	(16)	2,539,107	254,930	50,300
	$11,438,171	$239,251	$–	$–	$196,080	$11,873,502		$239,911

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS††† - 0.1%
Industrial - 0.1%
API Heat Transfer Parent LLC*	170,114	$50,609
BP Holdco LLC*,1,2	11,609	4,099
Vector Phoenix Holdings, LP*,1	11,609	971
Total Industrial		55,679
Consumer, Non-cyclical - 0.0%
Chef Holdings, Inc.*,1	20	2,517
Total Common Stocks
(Cost $90,943)		58,196

PREFERRED STOCKS†† - 0.1%
Industrial - 0.1%
API Heat Transfer Intermediate*	36	26,455
Total Preferred Stocks
(Cost $28,949)		26,455

MONEY MARKET FUND† - 8.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares 1.86%[3]	4,159,588	4,159,588
Total Money Market Fund
(Cost $4,159,588)		4,159,588

	Face Amount
SENIOR FLOATING RATE INTERESTS††,6 - 89.1%
Consumer, Cyclical - 20.0%
Realogy Group LLC
4.30% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 02/08/25	689,474	655,434
Geo Group, Inc.
4.05% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.75%) due 03/22/24	684,968	610,766
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
6.35% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 05/01/26	598,500	600,146
Navistar Inc.
5.53% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/06/24	592,870	589,349
Packers Sanitation Services, Inc.
5.57% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/04/24	589,746	585,323
Samsonite IP Holdings S.A.R.L.
3.79% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/25/25	592,991	580,206
Crown Finance US, Inc.
4.29% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 02/28/25	574,534	570,444
Power Solutions (Panther)
5.54% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 04/30/26	575,000	568,893
AMC Entertainment, Inc.
5.23% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/22/26	549,250	551,079
IRB Holding Corp.
5.55% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 02/05/25	545,972	543,166
AVSC Holding Corp.
5.32% (1 Month USD LIBOR + 3.25% and 3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 03/03/25	541,947	523,429
American Tire Distributors, Inc.
9.62% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	520,373	455,847
8.15% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	57,427	56,674
Equinox Holdings, Inc.
5.04% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 03/08/24	497,210	497,001
NVA Holdings, Inc.
4.79% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 02/03/25	492,772	492,156
Mavis Tire Express Services Corp.
5.29% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/25	405,193	395,789
IBC Capital Ltd.
5.90% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	395,980	393,010
EG Finco Ltd.
6.10% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	295,502	291,734
Petco Animal Supplies, Inc.
5.51% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 01/26/23	349,934	264,074
Safe Fleet Holdings LLC
5.04% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/03/25	209,086	202,118
1-800 Contacts
5.20% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 01/22/23	193,041	191,271
Wyndham Hotels & Resorts, Inc.
3.79% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 05/30/25	148,500	149,140

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,6 - 89.1% (continued)
Consumer, Cyclical - 20.0% (continued)
Prime Security Services Borrower LLC (ADT)
5.21% (1 Week USD LIBOR + 3.25%, Rate Floor: 4.25%) due 09/23/26	$150,000	$148,337
Truck Hero, Inc.
5.79% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 04/22/24	150,217	140,265
Leslie's Poolmart, Inc.
5.54% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/16/23	117,826	111,934
Belk, Inc.
6.80% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 12/12/22	97,051	70,362
CPI Acquisition, Inc.
6.71% (3 Month USD LIBOR + 4.50%, Rate Floor: 6.50%) due 08/17/22	41,839	32,366
Total Consumer, Cyclical		10,270,313
Industrial - 16.9%
WP CPP Holdings LLC
6.01% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/30/25	636,400	636,801
DG Investment Intermediate Holdings 2, Inc.
5.04% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.75%) due 02/03/25	631,125	618,503
TransDigm Group, Inc.
4.54% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/30/25	616,276	613,262
Charter Nex US, Inc.
5.04% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 05/16/24	515,403	509,930
5.54% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 05/16/24	99,750	99,604
Altra Industrial Motion Corp.
4.04% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/01/25	596,642	595,150
Hillman Group, Inc.
6.04% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/30/25	592,500	574,079
Lineage Logistics LLC
5.04% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/27/25	542,492	542,492
Engineered Machinery Holdings, Inc.
5.35% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 07/19/24	552,738	541,452
ABC Supply Co., Inc.
4.04% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.75%) due 10/31/23	493,025	492,562
USIC Holding, Inc.
5.29% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/08/23	492,654	488,550
BWAY Holding Co.
5.59% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	439,875	430,224
Berry Global, Inc.
4.55% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 07/01/26	422,571	424,422
Flex Acquisition Company, Inc.
5.32% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 12/29/23	406,389	390,844
CPG International LLC
5.93% (6 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 05/06/24	345,581	343,853
VC GB Holdings, Inc.
5.04% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/28/24†††	268,369	264,343
American Bath Group LLC
6.29% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 09/30/23	265,487	262,832
Titan Acquisition Ltd. (Husky)
5.04% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	197,000	188,852
KUEHG Corp. (KinderCare)
5.85% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/21/25	180,670	180,295
Hayward Industries, Inc.
5.54% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/05/24	171,969	165,821
Bioplan USA, Inc.
6.79% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 09/23/21	173,624	157,998

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,6 - 89.1% (continued)
Industrial - 16.9% (continued)
API Heat Transfer
8.10% (3 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 01/01/24†††	$158,253	$129,767
8.10% (3 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 10/02/23†††	28,234	25,411
Total Industrial		8,677,047
Consumer, Non-cyclical - 14.7%
Aspen Dental
4.79% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/30/25	642,122	635,220
PAREXEL International Corp.
4.79% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 09/27/24	669,051	634,287
IQVIA Holdings, Inc.
3.85% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/11/25	596,977	597,353
Sterigenics-Norion Holdings
5.04% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 05/15/22	548,744	541,885
Hearthside Group Holdings LLC
5.73% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 05/23/25	543,125	508,908
Endo Luxembourg Finance Co.
6.38% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/29/24	541,836	492,226
BRP, Inc.
4.04% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.75%) due 05/23/25	493,000	491,920
JBS USA Lux SA
4.54% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/01/26	475,732	477,716
PPDI (Pharmaceutical Product Development, Inc.)
4.54% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.50%) due 08/18/22	436,329	436,478
Syneos Health, Inc.
4.04% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 08/01/24	421,703	422,934
Dole Food Company, Inc.
4.80% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 04/06/24	338,782	334,063
Valeant Pharmaceuticals International, Inc.
4.79% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 11/27/25	328,125	328,617
Albertson's LLC
4.79% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.50%) due 08/17/26	291,743	293,462
Springs Window Fashions
6.30% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/15/25	197,500	194,044
10.55% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	100,000	94,250
Diamond (BC) BV
5.26% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	294,750	280,381
Sigma Holding BV (Flora Food)
5.32% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/02/25	247,500	246,057
Post Holdings, Inc.
4.04% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/24	197,614	198,058
BCPE Eagle Buyer LLC
6.29% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/18/24	196,482	192,922
Immucor, Inc.
7.10% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 06/15/21	146,625	146,304
CTI Foods Holding Co. LLC
9.26% (3 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 05/03/24†††	11,138	11,194
Total Consumer, Non-cyclical		7,558,279
Technology - 11.4%
MACOM Technology Solutions Holdings, Inc.
4.29% (1 Month USD LIBOR + 2.25%, Rate Floor: 3.00%) due 05/17/24	691,162	626,656
Neustar, Inc.
5.54% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 08/08/24	541,709	522,478
Blackhawk Network
5.04% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/16/25	491,755	489,704

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,6 - 89.1% (continued)
Technology - 11.4% (continued)
Solera LLC
4.79% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/03/23	$473,506	$470,968
Go Daddy Operating Company LLC
4.04% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/15/24	445,891	446,395
Peak 10 Holding Corp.
5.60% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/01/24	490,000	422,013
Advanced Computer Software
6.79% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 05/31/24	404,964	404,122
Optiv, Inc.
5.29% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 02/01/24	410,032	316,409
LANDesk Group, Inc.
6.30% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 01/20/24	282,883	281,646
Lumentum Holdings, Inc.
4.54% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 12/10/25	248,125	248,745
Aspect Software, Inc.
7.21% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24	215,018	202,923
TIBCO Software, Inc.
6.07% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/30/26	200,000	200,084
Cvent, Inc.
5.79% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/29/24	197,495	194,779
Micron Technology, Inc.
4.05% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/29/25	172,467	172,737
Greenway Health LLC
5.85% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/16/24	196,977	172,684
EIG Investors Corp.
5.88% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/09/23	158,385	154,877
Emerald TopCo, Inc. (Press Ganey)
5.54% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	150,000	149,501
Refinitiv (Financial & Risk Us Holdings, Inc.)
5.79% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/01/25	129,025	129,670
Brave Parent Holdings, Inc.
6.26% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	98,997	94,790
MA Financeco LLC
4.29% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 11/19/21	93,207	93,013
Project Accelerate Parent, LLC
6.28% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 01/02/25†††	49,312	48,943
Total Technology		5,843,137
Communications - 11.1%
Telenet Financing USD LLC
4.28% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 08/15/26	600,000	599,628
CSC Holdings, LLC
4.28% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/17/25	516,242	515,411
GTT Communications, Inc.
4.79% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/31/25	641,875	514,752
WMG Acquisition Corp.
4.17% (1 Month USD LIBOR + 2.13%, Rate Floor: 2.13%) due 11/01/23	500,000	500,250
SFR Group S.A.
5.72% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 01/31/26	487,566	483,607
McGraw-Hill Global Education Holdings LLC
6.04% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	481,833	452,142
Ziggo Secured Finance BV
4.53% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/15/25	450,000	448,857
Cengage Learning Acquisitions, Inc.
6.29% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	438,569	414,083
Sprint Communications, Inc.
4.56% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.25%) due 02/02/24	292,500	290,215

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,6 - 89.1% (continued)
Communications - 11.1% (continued)
Virgin Media Bristol LLC
4.53% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/15/26	$250,000	$250,000
Internet Brands, Inc.
5.79% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/13/24	250,526	248,530
Radiate HoldCo LLC
5.04% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.75%) due 02/01/24	222,132	221,121
Altice US Finance I Corp.
4.28% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/26	199,000	198,701
Charter Communications Operating, LLC
4.05% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/30/25	196,500	197,581
Market Track LLC
6.29% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/05/24†††	196,000	176,400
Authentic Brands
5.54% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 09/27/24	168,827	168,158
Total Communications		5,679,436
Financial - 7.4%
TransUnion LLC
4.04% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/10/23	623,170	624,902
Delos Finance S.A.R.L (International Lease Finance)
due 10/06/23	583,333	584,897
National Financial Partners Corp.
5.04% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/08/24	570,353	560,019
HUB International Ltd.
5.27% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/25/25	498,737	492,573
LPL Holdings, Inc.
4.30% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 09/23/24	490,022	492,168
Capital Automotive L.P.
4.55% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.50%) due 03/25/24	428,332	428,200
USI, Inc.
5.10% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	353,292	347,184
Aretec Group, Inc.
6.29% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	248,125	239,130
Total Financial		3,769,073
Basic Materials - 6.3%
LTI Holdings, Inc.
5.54% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/06/25	693,000	654,538
HB Fuller Co.
4.04% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/21/24	585,022	582,231
PQ Corp.
4.76% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 02/10/25	548,164	548,619
GrafTech Finance, Inc.
5.54% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 02/12/25	533,278	517,722
Messer Industries USA, Inc.
4.60% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/01/26	496,877	495,575
Vectra Co.
5.29% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/08/25	444,375	432,155
Total Basic Materials		3,230,840
Energy - 1.3%
Houston Fuel Oil Terminal Company
4.80% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 06/26/25	444,375	442,989
Ultra Petroleum, Inc.
6.05% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) (in-kind rate was 0.25%) due 04/12/24[4]	326,720	214,818
Total Energy		657,807
Total Senior Floating Rate Interests
(Cost $46,983,091)		45,685,932

CORPORATE BONDS†† - 2.0%
Industrial - 1.0%
ADT Security Corp.
6.25% due 10/15/21	500,000	532,500

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Face Amount	Value
CORPORATE BONDS†† - 2.0% (continued)
Communications - 1.0%
Sprint Communications, Inc.
7.00% due 03/01/20[5]	$500,000	$508,125
Total Corporate Bonds
(Cost $1,019,933)		1,040,625
Total Investments - 99.4%
(Cost $52,282,504)		$50,970,796
Other Assets & Liabilities, net - 0.6%		287,741
Total Net Assets - 100.0%		$51,258,537

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at September 30, 2019. The total market value of fair valued securities amounts to $7,587, (cost $7,587) or less than 0.1%of total net assets.
[2]	Affiliated issuer.
[3]	Rate indicated is the 7-day yield as of September 30, 2019.
[4]	Payment-in-kind security.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $508,125 (cost $505,871), or 1.0% of total net assets.
[6]	Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

LIBOR — London Interbank Offered Rate USD – United States Dollar

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$—	$—	$58,196	$58,196
Preferred Stocks	—	26,455	—	26,455
Money Market Fund	4,159,588	—	—	4,159,588
Senior Floating Rate Interests	—	45,029,874	656,058	45,685,932
Corporate Bonds	—	1,040,625	—	1,040,625
Total Assets	$4,159,588	$46,096,954	$714,254	$50,970,796

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 5)	$—	$—	$1,473	$1,473

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18		Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares/Face Amount 09/30/19	Investment Income
Common Stocks
Aspect Software, Inc.*	$–	**	$–	$–	$–	$–	$–	–	$–
BP Holdco LLC*,1	–		4,099	–	–	–	4,099	11,609	–
Senior Floating Rate Interests
Aspect Software, Inc. 7.21% (3 Month USD LIBOR + 6.00%) due 01/15/24[2]	263,266		–	(218,674)	(100,587)	55,995	–	–	8,011
Warrants
Aspect Software, Inc.*	---	**	–	–	–	–	–	–	–
	$263,266		$4,099	$(218,674)	$(100,587)	$55,995	$4,099		$8,011

*	Non-income producing security.
**	Market value is less than $1.
[1]	Security was fair valued by the Valuation Committee at September 30, 2019. The total market value of fair valued and affiliated securities amounts to $4,099, (cost $4,099) or less than 0.1%of total net assets.
[2]	Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 21.5%
Consumer, Non-cyclical - 7.0%
STERIS plc	5,231	$755,827
Post Holdings, Inc.*	5,336	564,762
Hill-Rom Holdings, Inc.	5,242	551,616
Bio-Rad Laboratories, Inc. — Class A*	1,399	465,503
Encompass Health Corp.	6,800	430,304
Service Corporation International	8,285	396,106
Molina Healthcare, Inc.*	3,395	372,500
PRA Health Sciences, Inc.*	3,728	369,929
Sabre Corp.	15,787	353,550
Charles River Laboratories International, Inc.*	2,443	323,380
Aaron's, Inc.	4,852	311,789
Humana, Inc.	1,178	301,179
Zimmer Biomet Holdings, Inc.	2,191	300,759
West Pharmaceutical Services, Inc.	2,087	295,978
H&R Block, Inc.	12,048	284,574
Universal Health Services, Inc. — Class B	1,799	267,601
Integra LifeSciences Holdings Corp.*	4,429	266,050
Catalent, Inc.*	4,976	237,156
Globus Medical, Inc. — Class A*	4,637	237,044
CoreLogic, Inc.*	5,078	234,959
McKesson Corp.	1,694	231,502
United Rentals, Inc.*	1,698	211,639
Haemonetics Corp.*	1,636	206,365
Sysco Corp.	2,550	202,470
Adtalem Global Education, Inc.*	5,185	197,497
Hologic, Inc.*	3,827	193,225
Flowers Foods, Inc.	8,339	192,881
WW International, Inc.*	5,019	189,819
Lamb Weston Holdings, Inc.	2,600	189,072
Syneos Health, Inc.*	3,475	184,905
Exelixis, Inc.*	9,724	171,969
Regeneron Pharmaceuticals, Inc.*	556	154,234
LivaNova plc*	2,071	152,819
Helen of Troy Ltd.*	925	145,836
HealthEquity, Inc.*	2,471	141,205
Alexion Pharmaceuticals, Inc.*	1,326	129,869
ICU Medical, Inc.*	779	124,328
WEX, Inc.*	489	98,812
Total Consumer, Non-cyclical		10,439,013
Industrial - 4.8%
Old Dominion Freight Line, Inc.	3,289	559,031
Lincoln Electric Holdings, Inc.	5,279	458,006
Kennametal, Inc.	13,101	402,725
Gentex Corp.	14,196	390,887
Landstar System, Inc.	3,350	377,143
Carlisle Companies, Inc.	2,542	369,963
Regal Beloit Corp.	5,072	369,495
Kirby Corp.*	4,322	355,096
Kansas City Southern	2,517	334,786
Littelfuse, Inc.	1,884	334,052
Trimble, Inc.*	8,364	324,607
XPO Logistics, Inc.*	4,459	319,131
Expeditors International of Washington, Inc.	3,421	254,146
FedEx Corp.	1,625	236,551
EnerSys	3,431	226,240
J.B. Hunt Transport Services, Inc.	1,895	209,682
KBR, Inc.	8,510	208,835
Masco Corp.	4,869	202,940
GATX Corp.	2,575	199,640
Lennox International, Inc.	813	197,534
Louisiana-Pacific Corp.	7,533	185,161
Agilent Technologies, Inc.	2,259	173,107
Waters Corp.*	679	151,573
IDEX Corp.	892	146,181
Clean Harbors, Inc.*	1,850	142,820
Total Industrial		7,129,332
Consumer, Cyclical - 3.0%
MSC Industrial Direct Company, Inc. — Class A	5,740	416,322
Brinker International, Inc.	8,813	376,051
NVR, Inc.*	98	364,300
Cinemark Holdings, Inc.	9,414	363,757
Domino's Pizza, Inc.	1,421	347,562
UniFirst Corp.	1,621	316,290
Deckers Outdoor Corp.*	1,680	247,565
Five Below, Inc.*	1,960	247,156
Cracker Barrel Old Country Store, Inc.	1,516	246,578
Live Nation Entertainment, Inc.*	3,662	242,937
Williams-Sonoma, Inc.	3,293	223,858
Wyndham Destinations, Inc.	4,836	222,553
Sally Beauty Holdings, Inc.*	14,056	209,294
Tapestry, Inc.	6,593	171,747
Aptiv plc	1,953	170,731
Tupperware Brands Corp.	7,437	118,025
AutoZone, Inc.*	102	110,631
Eldorado Resorts, Inc.*	2,562	102,147
Total Consumer, Cyclical		4,497,504
Technology - 2.4%
Leidos Holdings, Inc.	6,153	528,419
Zebra Technologies Corp. — Class A*	2,395	494,256
Teradyne, Inc.	7,416	429,460
MAXIMUS, Inc.	5,480	423,385
j2 Global, Inc.	3,238	294,075
Skyworks Solutions, Inc.	3,603	285,538
CDK Global, Inc.	5,060	243,336
Seagate Technology plc	4,039	217,258
Fair Isaac Corp.*	583	176,952
NetApp, Inc.	3,331	174,911
KLA Corp.	1,026	163,596
Tyler Technologies, Inc.*	454	119,175
PTC, Inc.*	1,149	78,339
Total Technology		3,628,700
Communications - 1.3%
John Wiley & Sons, Inc. — Class A	8,500	373,490
AMC Networks, Inc. — Class A*	6,486	318,852
Cable One, Inc.	224	281,053
Ciena Corp.*	6,135	240,676
InterDigital, Inc.	4,228	221,843

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 21.5% (continued)
Communications - 1.3% (continued)
New York Times Co. — Class A	6,491	$184,863
eBay, Inc.	3,432	133,780
FactSet Research Systems, Inc.	537	130,475
Cars.com, Inc.*	11,495	103,225
Total Communications		1,988,257
Energy - 1.3%
ONEOK, Inc.	4,931	363,365
PBF Energy, Inc. — Class A	10,157	276,169
Equitrans Midstream Corp.	17,943	261,071
Apache Corp.	10,155	259,968
HollyFrontier Corp.	4,542	243,633
Marathon Oil Corp.	19,303	236,848
Murphy Oil Corp.	6,647	146,965
Southwestern Energy Co.*	43,973	84,868
Total Energy		1,872,887
Financial - 0.9%
Medical Properties Trust, Inc. REIT	19,521	381,831
Brixmor Property Group, Inc. REIT	13,482	273,550
Western Union Co.	11,606	268,911
Interactive Brokers Group, Inc. — Class A	4,507	242,386
Commerce Bancshares, Inc.	1,745	105,834
Total Financial		1,272,512
Utilities - 0.7%
National Fuel Gas Co.	8,334	391,031
UGI Corp.	6,878	345,757
Pinnacle West Capital Corp.	1,876	182,103
Aqua America, Inc.	3,737	167,530
Total Utilities		1,086,421
Basic Materials - 0.1%
Chemours Co.	12,158	181,641
Total Common Stocks
(Cost $31,010,403)		32,096,267

MUTUAL FUNDS† - 76.0%
Guggenheim Variable Insurance Strategy Fund III[1]	2,017,461	49,992,673
Guggenheim Strategy Fund III[1]	1,638,199	40,660,088
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	1,281,148	12,760,232
Guggenheim Strategy Fund II1	418,562	10,392,907
Total Mutual Funds
(Cost $114,440,109)		113,805,900

MONEY MARKET FUND† - 1.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 1.83%[2]	2,856,723	2,856,723
Total Money Market Fund
(Cost $2,856,723)		2,856,723
Total Investments - 99.4%
(Cost $148,307,235)		$148,758,890
Other Assets & Liabilities, net - 0.6%		928,355
Total Net Assets - 100.0%		$149,687,245

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	1	Dec 2019	$148,888	$(1,514)
NASDAQ-100 Index Mini Futures Contracts	1	Dec 2019	155,355	(2,939)
S&P MidCap 400 Index Mini Futures Contracts	5	Dec 2019	969,100	(11,819)
			$1,273,343	$(16,272)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell MidCap Growth Index	2.44%	At Maturity	10/02/19	103,197	$117,517,029	$(2,182,721)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2019.

plc — Public Limited Company REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$32,096,267	$—	$—	$32,096,267
Mutual Funds	113,805,900	—	—	113,805,900
Money Market Fund	2,856,723	—	—	2,856,723
Total Assets	$148,758,890	$—	$—	$148,758,890

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$16,272	$—	$—	$16,272
Equity Index Swap Agreements**	—	2,182,721	—	2,182,721
Total Liabilities	$16,272	$2,182,721	$—	$2,198,993

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$6,588,834	$3,799,300	$–	$–	$4,773	$10,392,907	418,562	$193,138
Guggenheim Strategy Fund III	39,792,573	818,710	–	–	48,805	40,660,088	1,638,199	824,149
Guggenheim Ultra Short Duration Fund — Institutional Class	3,167,024	27,415,906	(17,828,971)	(2,051)	8,324	12,760,232	1,281,148	318,355
Guggenheim Variable Insurance Strategy Fund III	48,939,224	993,391	–	–	60,058	49,992,673	2,017,461	994,705
	$98,487,655	$33,027,307	$(17,828,971)	$(2,051)	$121,960	$113,805,900		$2,330,347

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
EXCHANGE-TRADED FUNDS† - 77.4%
Vanguard S&P 500 ETF	29,258	$7,975,731
SPDR S&P 500 ETF Trust	26,555	7,880,727
iShares Core U.S. Aggregate Bond ETF	62,863	7,114,206
iShares iBoxx $ Investment Grade Corporate Bond ETF	28,607	3,646,820
iShares Core S&P Mid-Capital ETF	12,738	2,461,364
iShares 1-3 Year Treasury Bond ETF	25,124	2,131,017
iShares 7-10 Year Treasury Bond ETF	17,651	1,985,208
iShares MSCI EAFE ETF	29,714	1,937,650
iShares Core S&P 500 ETF	2	597
Total Exchange-Traded Funds
(Cost $24,999,443)		35,133,320

MUTUAL FUNDS† - 20.8%
Guggenheim Strategy Fund III[1]	147,774	3,667,747
Guggenheim Variable Insurance Strategy Fund III[1]	119,074	2,950,657
Guggenheim Strategy Fund II1	72,931	1,810,886
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	102,221	1,018,124
Total Mutual Funds
(Cost $9,492,395)		9,447,414

MONEY MARKET FUND† - 0.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 1.83%[2]	259,516	259,516
Total Money Market Fund
(Cost $259,516)		259,516

	Face Amount
U.S. TREASURY BILLS†† - 1.1%
U.S. Treasury Bills
1.93% due 10/29/19[3,4]	$504,000	503,268
Total U.S. Treasury Bills
(Cost $503,229)		503,268
Total Investments - 99.9%
(Cost $35,254,583)		$45,343,518
Other Assets & Liabilities, net - 0.1%		25,466
Total Net Assets - 100.0%		$45,368,984

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	1	Dec 2019	$116,194	$(414)

Interest Rate Futures Contracts Purchased†
U.S. Treasury 2 Year Note Futures Contracts	9	Dec 2019	$1,939,500	$(2,613)
U.S. Treasury 10 Year Note Futures Contracts	25	Dec 2019	3,258,203	(23,667)
			$5,197,703	$(26,280)

Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	1	Dec 2019	$109,375	$1,696
CAC 40 10 Euro Index Futures Contracts	5	Oct 2019	309,120	1,288
NASDAQ-100 Index Mini Futures Contracts	1	Dec 2019	155,355	888
S&P/TSX 60 IX Index Futures Contracts	1	Dec 2019	150,538	649
FTSE 100 Index Futures Contracts	2	Dec 2019	181,334	158
SPI 200 Index Futures Contracts	2	Dec 2019	225,597	63
S&P MidCap 400 Index Mini Futures Contracts	1	Dec 2019	193,820	(3,126)
S&P 500 Index Mini Futures Contracts	7	Dec 2019	1,042,213	(8,346)
MSCI EAFE Index Mini Futures Contracts	54	Dec 2019	5,124,600	(10,676)
Russell 2000 Index Mini Futures Contracts	26	Dec 2019	1,981,590	(70,316)
			$9,473,542	$(87,722)

Equity Futures Contracts Sold Short†
Hang Seng Index Futures Contracts††	1	Oct 2019	$165,765	$2,700
DAX Index Futures Contracts	1	Dec 2019	338,299	1,252
			$504,064	$3,952

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	1	Dec 2019	$119,156	$202

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2019.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$35,133,320	$—	$—	$35,133,320
Mutual Funds	9,447,414	—	—	9,447,414
Money Market Fund	259,516	—	—	259,516
U.S. Treasury Bills	—	503,268	—	503,268
Equity Futures Contracts**	5,994	2,700	—	8,694
Interest Rate Futures Contracts**	202	—	—	202
Total Assets	$44,846,446	$505,968	$—	$45,352,414

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$92,464	$—	$—	$92,464
Interest Rate Futures Contracts**	26,280	—	—	26,280
Currency Futures Contracts**	414	—	—	414
Total Liabilities	$119,158	$—	$—	$119,158

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,773,302	$36,855	$–	$–	$729	$1,810,886	72,931	$37,075
Guggenheim Strategy Fund III	5,183,918	79,222	(1,600,000)	(8,069)	12,676	3,667,747	147,774	79,932
Guggenheim Ultra Short Duration Fund — Institutional Class	998,067	20,064	–	–	(7)	1,018,124	102,221	20,169
Guggenheim Variable Insurance Strategy Fund III	6,071,540	74,647	(3,200,000)	(28,803)	33,273	2,950,657	119,074	74,808
	$14,026,827	$210,788	$(4,800,000)	$(36,872)	$46,671	$9,447,414		$211,984

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 93.8%
Financial - 32.3%
Bank of America Corp.	83,325	$2,430,590
Citigroup, Inc.	27,506	1,900,114
JPMorgan Chase & Co.	15,166	1,784,887
Zions Bancorp North America	33,481	1,490,574
Equity Commonwealth REIT	41,909	1,435,383
Berkshire Hathaway, Inc. — Class B*	6,868	1,428,681
Wells Fargo & Co.	28,096	1,417,162
Voya Financial, Inc.	24,286	1,322,130
SunTrust Banks, Inc.	15,951	1,097,429
Axis Capital Holdings Ltd.	14,954	997,731
Alleghany Corp.*	1,206	962,098
KeyCorp	52,349	933,906
Allstate Corp.	8,262	897,914
Prudential Financial, Inc.	8,626	775,909
Principal Financial Group, Inc.	12,855	734,535
MetLife, Inc.	15,334	723,151
Hartford Financial Services Group, Inc.	11,654	706,349
Huntington Bancshares, Inc.	48,966	698,745
Willis Towers Watson plc	3,446	664,975
Medical Properties Trust, Inc. REIT	30,988	606,125
Old Republic International Corp.	25,703	605,820
Sun Communities, Inc. REIT	3,748	556,391
Morgan Stanley	13,028	555,905
Radian Group, Inc.	24,321	555,492
Alexandria Real Estate Equities, Inc. REIT	3,552	547,150
Physicians Realty Trust REIT	29,711	527,370
Loews Corp.	10,075	518,661
Federal Agricultural Mortgage Corp. — Class C	6,089	497,228
First Horizon National Corp.	26,668	432,022
Unum Group	14,170	421,132
Marsh & McLennan Companies, Inc.	4,014	401,601
Regions Financial Corp.	25,276	399,866
Charles Schwab Corp.	9,212	385,338
American International Group, Inc.	6,394	356,146
Cousins Properties, Inc. REIT	9,241	347,369
Umpqua Holdings Corp.	21,084	347,043
Pinnacle Financial Partners, Inc.	5,460	309,855
IBERIABANK Corp.	3,916	295,815
Bancorp, Inc.*	27,585	273,091
Camden Property Trust REIT	2,443	271,198
Hilltop Holdings, Inc.	10,087	240,978
Redwood Trust, Inc. REIT	14,098	231,348
National Storage Affiliates Trust REIT	6,657	222,144
Howard Hughes Corp.*	1,567	203,083
Prosperity Bancshares, Inc.	2,858	201,861
Stifel Financial Corp.	3,515	201,690
WSFS Financial Corp.	4,337	191,262
BOK Financial Corp.	2,275	180,066
Total Financial		33,285,313
Consumer, Non-cyclical - 13.8%
Pfizer, Inc.	41,289	1,483,514
Bunge Ltd.	18,787	1,063,720
Procter & Gamble Co.	8,245	1,025,513
Johnson & Johnson	7,572	979,665
Tyson Foods, Inc. — Class A	9,842	847,790
HCA Healthcare, Inc.	6,649	800,673
Archer-Daniels-Midland Co.	16,063	659,707
Zimmer Biomet Holdings, Inc.	4,740	650,660
Quest Diagnostics, Inc.	5,569	596,050
Alexion Pharmaceuticals, Inc.*	5,760	564,135
Encompass Health Corp.	8,850	560,028
Merck & Company, Inc.	6,587	554,494
McKesson Corp.	3,764	514,388
Medtronic plc	4,628	502,693
Central Garden & Pet Co. — Class A*	15,532	430,625
United Therapeutics Corp.*	4,738	377,856
Biogen, Inc.*	1,578	367,390
Eagle Pharmaceuticals, Inc.*	5,616	317,697
Amgen, Inc.	1,636	316,582
Humana, Inc.	1,232	314,985
Ingredion, Inc.	3,653	298,596
Emergent BioSolutions, Inc.*	5,533	289,265
Mylan N.V.*	13,848	273,913
Premier, Inc. — Class A*	9,167	265,110
UnitedHealth Group, Inc.	1,028	223,405
Total Consumer, Non-cyclical		14,278,454
Utilities - 8.3%
OGE Energy Corp.	35,149	1,595,062
Exelon Corp.	23,741	1,146,928
Public Service Enterprise Group, Inc.	18,280	1,134,822
Duke Energy Corp.	8,207	786,723
Pinnacle West Capital Corp.	7,625	740,159
Edison International	8,820	665,204
AES Corp.	34,323	560,838
Portland General Electric Co.	9,436	531,907
NiSource, Inc.	16,523	494,368
Southwest Gas Holdings, Inc.	3,787	344,769
PPL Corp.	9,865	310,649
Avista Corp.	6,144	297,615
Total Utilities		8,609,044
Industrial - 8.3%
Owens Corning	12,274	775,717
Knight-Swift Transportation Holdings, Inc.	17,175	623,453
MDU Resources Group, Inc.	20,185	569,015
FedEx Corp.	3,877	564,375
Eaton Corporation plc	6,391	531,412
Scorpio Tankers, Inc.	17,745	528,091
Jacobs Engineering Group, Inc.	5,660	517,890
US Concrete, Inc.*	6,968	385,191
Johnson Controls International plc	8,370	367,359
General Electric Co.	39,208	350,519
FLIR Systems, Inc.	6,303	331,475
Graphic Packaging Holding Co.	20,768	306,328
PGT Innovations, Inc.*	17,680	305,334
KEMET Corp.	14,827	269,555
Plexus Corp.*	3,470	216,909
Advanced Energy Industries, Inc.*	3,763	216,034
Snap-on, Inc.	1,340	209,764

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 93.8% (continued)
Industrial - 8.3% (continued)
Huntington Ingalls Industries, Inc.	964	$204,165
Dycom Industries, Inc.*	3,883	198,227
Park Aerospace Corp.	11,271	197,919
Rexnord Corp.*	7,211	195,057
EnPro Industries, Inc.	2,666	183,021
GATX Corp.	2,344	181,730
Crane Co.	2,206	177,870
Kirby Corp.*	1,659	136,303
Celadon Group, Inc.*	27,003	33,754
Valmont Industries, Inc.	56	7,753
Total Industrial		8,584,220
Energy - 7.5%
Chevron Corp.	24,806	2,941,992
ConocoPhillips	20,031	1,141,366
Exxon Mobil Corp.	14,378	1,015,231
Parsley Energy, Inc. — Class A	41,405	695,604
Marathon Oil Corp.	51,739	634,837
Cabot Oil & Gas Corp. — Class A	20,352	357,585
Whiting Petroleum Corp.*	36,447	292,669
Range Resources Corp.	70,480	269,234
Oasis Petroleum, Inc.*	46,749	161,752
Antero Resources Corp.*	30,775	92,940
Delek US Holdings, Inc.	2,184	79,279
Total Energy		7,682,489
Consumer, Cyclical - 6.7%
Walmart, Inc.	8,836	1,048,657
DR Horton, Inc.	19,137	1,008,711
Southwest Airlines Co.	15,677	846,715
PVH Corp.	8,723	769,630
Walgreens Boots Alliance, Inc.	10,837	599,394
Lear Corp.	5,073	598,107
PACCAR, Inc.	5,968	417,820
UniFirst Corp.	1,884	367,606
Alaska Air Group, Inc.	4,939	320,590
LKQ Corp.*	9,962	313,305
Carnival Corp.	6,416	280,444
Macy's, Inc.	12,693	197,249
BorgWarner, Inc.	5,015	183,950
Total Consumer, Cyclical		6,952,178
Communications - 6.5%
Verizon Communications, Inc.	27,789	1,677,344
Comcast Corp. — Class A	28,906	1,303,082
Symantec Corp.	40,637	960,252
Cisco Systems, Inc.	17,793	879,152
Infinera Corp.*	93,258	508,256
Viavi Solutions, Inc.*	29,156	408,330
Juniper Networks, Inc.	14,805	366,424
F5 Networks, Inc.*	2,282	320,439
Ciena Corp.*	6,045	237,145
Total Communications		6,660,424
Technology - 5.7%
Intel Corp.	35,117	1,809,579
Micron Technology, Inc.*	22,842	978,780
Apple, Inc.	3,512	786,583
MACOM Technology Solutions Holdings, Inc.*	22,147	476,050
Skyworks Solutions, Inc.	5,203	412,338
Amdocs Ltd.	6,058	400,494
Super Micro Computer, Inc.*	19,484	374,093
CSG Systems International, Inc.	5,171	267,237
Lumentum Holdings, Inc.*	3,315	177,551
Evolent Health, Inc. — Class A*	21,167	152,191
Total Technology		5,834,896
Basic Materials - 4.7%
Olin Corp.	44,043	824,485
Huntsman Corp.	35,107	816,589
Nucor Corp.	15,903	809,622
Reliance Steel & Aluminum Co.	7,147	712,270
DuPont de Nemours, Inc.	7,296	520,278
Alcoa Corp.*	19,012	381,571
Ashland Global Holdings, Inc.	4,903	377,776
Freeport-McMoRan, Inc.	20,221	193,515
Dow, Inc.	3,272	155,911
Commercial Metals Co.	5,394	93,747
Total Basic Materials		4,885,764
Total Common Stocks
(Cost $84,398,087)		96,772,782

RIGHTS††† - 0.0%
Basic Materials - 0.0%
Pan American Silver Corp.*,1	40,146	–
Total Rights
(Cost $–)		–

EXCHANGE-TRADED FUNDS† - 4.0%
iShares Russell 1000 Value ETF	32,307	4,143,696
Total Exchange-Traded Funds
(Cost $4,092,385)		4,143,696

MONEY MARKET FUND† - 2.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 1.83%[2]	2,326,965	2,326,965
Total Money Market Fund
(Cost $2,326,965)		2,326,965
Total Investments - 100.1%
(Cost $90,817,437)		$103,243,443
Other Assets & Liabilities, net - (0.1)%		(62,439)
Total Net Assets - 100.0%		$103,181,004

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at September 30, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[2]	Rate indicated is the 7-day yield as of September 30, 2019.

plc — Public Limited Company REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$96,772,782	$—	$—		$96,772,782
Rights	—	—	—	*	—
Exchange-Traded Funds	4,143,696	—	—		4,143,696
Money Market Fund	2,326,965	—	—		2,326,965
Total Assets	$103,243,443	$—	$—		$103,243,443

*	Security has a market value of $0.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 0.9%
Utilities - 0.6%
TexGen Power LLC*,†††	7,929	$317,160
Consumer, Non-cyclical - 0.2%
ATD New Holdings, Inc.*,††	3,166	88,648
Cengage Learning Holdings II, Inc.*,††	2,107	24,230
Chef Holdings, Inc.*,†††,1	75	9,438
Spectrum Brands Holdings, Inc.	6	326
Crimson Wine Group Ltd.*	24	181
MEDIQ, Inc.*,†††,1	92	–
Total Consumer, Non-cyclical		122,823
Energy - 0.1%
SandRidge Energy, Inc.*	14,330	67,351
Financial - 0.0%
Jefferies Financial Group, Inc.	247	4,545
Adelphia Recovery Trust*,†††,1	5,270	--
Total Financial		4,545
Industrial - 0.0%
BP Holdco LLC*,†††,1,2	523	185
Vector Phoenix Holdings, LP*,†††,1	523	44
Total Industrial		229
Consumer, Cyclical - 0.0%
Delta Air Lines, Inc.	1	58
Chorus Aviation, Inc.	3	17
Total Consumer, Cyclical		75
Communications - 0.0%
Aimia, Inc.*	2	5
Total Common Stocks
(Cost $1,191,667)		512,188

PREFERRED STOCKS††† - 0.0%
Industrial – 0.0%
U.S. Shipping Corp.*,1	24,529	--
Total Preferred Stocks
(Cost $625,000)		--

EXCHANGE-TRADED FUNDS† - 2.0%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	40,000	1,080,400
Total Exchange-Traded Funds
(Cost $1,085,477)		1,080,400

MONEY MARKET FUND† - 0.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 1.83%[3]	441,806	441,806
Total Money Market Fund
(Cost $441,806)		441,806

	Face Amount~
CORPORATE BONDS†† - 86.5%
Financial - 17.8%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
6.25% due 06/03/26[4]	500,000	516,250
7.25% due 08/15/24[4]	500,000	498,125
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[4]	750,000	804,375
Hunt Companies, Inc.
6.25% due 02/15/26[4]	725,000	710,500
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	700,000	707,438
Quicken Loans, Inc.
5.25% due 01/15/28[4]	650,000	670,800
LoanCore Capital Markets LLC / JLC Finance Corp.
6.88% due 06/01/20[4]	650,000	641,875
Kennedy-Wilson, Inc.
5.88% due 04/01/24	452,000	463,725
Newmark Group, Inc.
6.13% due 11/15/23	400,000	433,933
AmWINS Group, Inc.
7.75% due 07/01/26[4]	400,000	430,000
Wilton Re Finance LLC
5.88% due 03/30/33[4,5,6]	400,000	410,366
GEO Group, Inc.
5.88% due 10/15/24	200,000	172,000
6.00% due 04/15/26	200,000	161,400
5.88% due 01/15/22	50,000	48,237
Springleaf Finance Corp.
7.13% due 03/15/26	150,000	166,399
6.13% due 03/15/24	150,000	161,437
6.63% due 01/15/28	50,000	53,765
American Equity Investment Life Holding Co.
5.00% due 06/15/27	350,000	367,821
CoreCivic, Inc.
4.75% due 10/15/27	400,000	351,500
Oxford Finance LLC / Oxford Finance Company-Issuer II, Inc.
6.38% due 12/15/22[4]	300,000	312,000
Greystar Real Estate Partners LLC
5.75% due 12/01/25[4]	275,000	282,906
Goldman Sachs Group, Inc.
5.30%[6,7]	250,000	262,500
USI, Inc.
6.88% due 05/01/25[4]	225,000	228,371
Assurant, Inc.
7.00% due 03/27/48[6]	200,000	223,000
NFP Corp.
6.88% due 07/15/25[4]	200,000	198,500
CNO Financial Group, Inc.
5.25% due 05/30/29	150,000	164,250
Iron Mountain, Inc.
4.88% due 09/15/29[4]	150,000	152,295
Equinix, Inc.
5.88% due 01/15/26	50,000	53,195
Total Financial		9,646,963
Communications - 16.0%
Altice France S.A.
7.38% due 05/01/26[4]	750,000	804,157
8.13% due 02/01/27[4]	250,000	275,937

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 86.5% (continued)
Communications - 16.0% (continued)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38% due 06/01/29[4]	350,000	$372,750
5.13% due 05/01/27[4]	350,000	365,313
4.75% due 03/01/30[4]	300,000	304,563
Level 3 Financing, Inc.
4.63% due 09/15/27[4]	400,000	403,620
5.38% due 01/15/24	200,000	203,970
5.25% due 03/15/26	150,000	155,978
5.38% due 08/15/22	150,000	150,844
5.63% due 02/01/23	40,000	40,500
EIG Investors Corp.
10.88% due 02/01/24	800,000	832,000
Virgin Media Secured Finance plc
5.50% due 05/15/29[4]	600,000	626,250
CSC Holdings LLC
6.50% due 02/01/29[4]	325,000	361,229
5.75% due 01/15/30[4]	200,000	209,024
Sprint Communications, Inc.
7.00% due 03/01/20[4]	550,000	558,938
Cengage Learning, Inc.
9.50% due 06/15/24[4]	575,000	526,125
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[4]	462,000	399,630
MDC Partners, Inc.
6.50% due 05/01/24[4]	438,000	399,127
Sirius XM Radio, Inc.
4.63% due 07/15/24[4]	200,000	207,366
5.50% due 07/01/29[4]	175,000	186,813
Ziggo BV
5.50% due 01/15/27[4]	300,000	312,660
GrubHub Holdings, Inc.
5.50% due 07/01/27[4]	275,000	280,583
Telenet Finance Luxembourg Note
5.50% due 03/01/28	200,000	209,500
Ziggo Bond Company BV
5.88% due 01/15/25[4]	200,000	205,500
Midcontinent Communications / Midcontinent Finance Corp.
5.38% due 08/15/27[4]	125,000	131,562
Cogent Communications Group, Inc.
5.38% due 03/01/22[4]	100,000	104,000
Match Group, Inc.
5.63% due 02/15/29[4]	45,000	48,262
Total Communications		8,676,201
Consumer, Non-cyclical - 12.9%
Vector Group Ltd.
6.13% due 02/01/25[4]	1,000,000	957,500
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[4]	725,000	672,438
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[4]	660,000	592,350
Par Pharmaceutical, Inc.
7.50% due 04/01/27[4]	625,000	572,656
Tenet Healthcare Corp.
5.13% due 11/01/27[4]	250,000	258,337
6.25% due 02/01/27[4]	150,000	156,232
Harsco Corp.
5.75% due 07/31/27[4]	375,000	390,487
Nathan's Famous, Inc.
6.63% due 11/01/25[4]	350,000	348,250
Beverages & More, Inc.
11.50% due 06/15/22[8]	450,000	324,000
HCA, Inc.
5.88% due 02/01/29	250,000	280,808
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/22[4]	275,000	275,770
Bausch Health Companies, Inc.
6.50% due 03/15/22[4]	150,000	155,063
5.75% due 08/15/27[4]	100,000	108,083
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.25% due 04/15/24[4]	250,000	256,638
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
5.88% due 10/15/24[4]	150,000	132,750
6.00% due 07/15/23[4]	200,000	122,670
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[4]	225,000	229,500
C&S Group Enterprises LLC
5.38% due 07/15/22[4]	225,000	227,531
Flexi-Van Leasing, Inc.
10.00% due 02/15/23[4]	225,000	219,937
AMN Healthcare, Inc.
4.63% due 10/01/27[4]	200,000	201,000
DaVita, Inc.
5.00% due 05/01/25	200,000	199,214
BidFair MergeRight, Inc.
7.38% due 10/15/27[4]	150,000	152,823
Avanos Medical, Inc.
6.25% due 10/15/22	150,000	152,438
Total Consumer, Non-cyclical		6,986,475
Consumer, Cyclical - 11.3%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[4]	875,000	891,406
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27	275,000	281,055
5.75% due 03/01/25	200,000	203,832
5.50% due 06/01/24	150,000	153,000

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 86.5% (continued)
Consumer, Cyclical - 11.3% (continued)
AMC Entertainment Holdings, Inc.
6.13% due 05/15/27	375,000	$339,375
5.88% due 11/15/26	150,000	136,125
Wabash National Corp.
5.50% due 10/01/25[4]	455,000	447,038
Williams Scotsman International, Inc.
6.88% due 08/15/23[4]	325,000	340,437
7.88% due 12/15/22[4]	70,000	73,150
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[4]	350,000	368,480
JB Poindexter & Company, Inc.
7.13% due 04/15/26[4]	300,000	310,500
Sabre GLBL, Inc.
5.38% due 04/15/23[4]	300,000	306,000
Titan International, Inc.
6.50% due 11/30/23	350,000	278,250
MGM Resorts International
5.50% due 04/15/27	250,000	273,963
Superior Plus Limited Partnership / Superior General Partner, Inc.
7.00% due 07/15/26[4]	250,000	263,755
Anixter, Inc.
6.00% due 12/01/25	200,000	221,000
VOC Escrow Ltd.
5.00% due 02/15/28[4]	200,000	206,520
Party City Holdings, Inc.
6.63% due 08/01/26[4,5]	176,000	174,240
Boyne USA, Inc.
7.25% due 05/01/25[4]	150,000	163,440
Resideo Funding, Inc.
6.13% due 11/01/26[4]	150,000	158,250
Panther BF Aggregator 2 Limited Partnership / Panther Finance Company, Inc.
8.50% due 05/15/27[4]	138,000	139,725
Cedar Fair, LP
5.25% due 07/15/29[4]	100,000	107,000
Allison Transmission, Inc.
4.75% due 10/01/27[4]	100,000	102,625
1011778 BC ULC / New Red Finance, Inc.
3.88% due 01/15/28[4]	100,000	100,636
Performance Food Group, Inc.
5.50% due 10/15/27[4]	50,000	52,625
Beacon Roofing Supply, Inc.
4.50% due 11/15/26[4]	50,000	50,500
Total Consumer, Cyclical		6,142,927
Energy - 10.8%
Indigo Natural Resources LLC
6.88% due 02/15/26[4]	925,000	833,656
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
9.50% due 12/15/21[4]	880,000	827,200
Unit Corp.
6.63% due 05/15/21	738,000	559,035
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25	525,000	523,031
PDC Energy, Inc.
6.13% due 09/15/24	250,000	249,375
5.75% due 05/15/26	100,000	98,510
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75% due 04/15/25	350,000	295,470
Antero Midstream Partners Limited Partnership / Antero Midstream Finance Corp.
5.75% due 01/15/28[4]	350,000	290,500
Range Resources Corp.
5.00% due 03/15/23	200,000	175,000
5.88% due 07/01/22	100,000	95,750
NuStar Logistics, LP
5.63% due 04/28/27	150,000	158,438
6.00% due 06/01/26	100,000	108,230
Antero Resources Corp.
5.13% due 12/01/22	300,000	263,625
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27[4]	200,000	206,000
Moss Creek Resources Holdings, Inc.
7.50% due 01/15/26[4]	270,000	198,788
SRC Energy, Inc.
6.25% due 12/01/25	200,000	197,996
Pattern Energy Group, Inc.
5.88% due 02/01/24[4]	175,000	179,156
Bruin E&P Partners LLC
8.88% due 08/01/23[4]	236,000	176,410
CNX Resources Corp.
5.88% due 04/15/22	163,000	156,480
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.63% due 05/01/27[4]	150,000	153,141
Basic Energy Services, Inc.
10.75% due 10/15/23[8]	175,000	127,750
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 09/20/23[9]	580,000	14,500
Total Energy		5,888,041
Industrial - 10.5%
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	776,000	827,061
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[4]	700,000	668,500

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 86.5% (continued)
Industrial - 10.5% (continued)
Standard Industries, Inc.
4.75% due 01/15/28[4]	400,000	$413,464
5.38% due 11/15/24[4]	150,000	154,500
Masonite International Corp.
5.38% due 02/01/28[4]	250,000	260,625
5.75% due 09/15/26[4]	200,000	211,000
Cleaver-Brooks, Inc.
7.88% due 03/01/23[4]	400,000	379,000
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
5.25% due 08/15/27[4]	350,000	354,375
Amsted Industries, Inc.
5.63% due 07/01/27[4]	200,000	211,000
5.38% due 09/15/24[4]	100,000	102,125
Intertape Polymer Group, Inc.
7.00% due 10/15/26[4]	250,000	260,625
JELD-WEN, Inc.
4.88% due 12/15/27[4]	250,000	247,500
Trinity Industries, Inc.
4.55% due 10/01/24	225,000	229,376
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13% due 07/15/23[4]	220,000	225,225
Berry Global, Inc.
4.88% due 07/15/26[4]	200,000	206,730
EnPro Industries, Inc.
5.75% due 10/15/26	170,000	181,263
New Enterprise Stone & Lime Company, Inc.
6.25% due 03/15/26[4]	175,000	178,937
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg
5.75% due 10/15/20	106,602	106,826
5.80% (3 Month USD LIBOR + 3.50%) due 07/15/21[4,10]	50,000	50,062
American Woodmark Corp.
4.88% due 03/15/26[4]	134,000	135,005
Swissport Financing S.a r.l.
5.25% due 08/14/24	EUR 100,000	112,980
Summit Materials LLC / Summit Materials Finance Corp.
6.50% due 03/15/27[4]	100,000	106,750
TransDigm, Inc.
6.25% due 03/15/26[4]	50,000	53,688
Total Industrial		5,676,617
Utilities - 2.9%
Terraform Global Operating LLC
6.13% due 03/01/26[4]	695,000	714,112
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.75% due 05/20/27	300,000	323,250
Clearway Energy Operating LLC
5.75% due 10/15/25[4]	250,000	263,125
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.50% due 05/20/25	200,000	214,750
DPL, Inc.
7.25% due 10/15/21	72,000	77,220
Total Utilities		1,592,457
Technology - 2.4%
NCR Corp.
6.38% due 12/15/23	500,000	513,750
6.13% due 09/01/29[4]	300,000	316,215
TIBCO Software, Inc.
11.38% due 12/01/21[4]	275,000	286,945
CDK Global, Inc.
5.25% due 05/15/29[4]	100,000	103,500
Qorvo, Inc.
4.38% due 10/15/29[4]	75,000	75,516
Total Technology		1,295,926
Basic Materials - 1.9%
Neon Holdings, Inc.
10.13% due 04/01/26[4]	225,000	226,688
Alcoa Nederland Holding BV
7.00% due 09/30/26[4]	200,000	217,006
Alcoa Nederland Holding BV
6.13% due 05/15/28[4]	150,000	159,735
Novelis Corp.
5.88% due 09/30/26[4]	150,000	157,305
United States Steel Corp.
6.88% due 08/15/25[5]	150,000	135,375
Valvoline, Inc.
5.50% due 07/15/24	100,000	104,000
Mirabela Nickel Ltd.
9.50% due 06/24/19[8,9]	390,085	19,504
Total Basic Materials		1,019,613
Total Corporate Bonds
(Cost $48,157,959)		46,925,220

SENIOR FLOATING RATE INTERESTS††,10 - 12.2%
Consumer, Non-cyclical - 3.1%
Springs Window Fashions
6.30% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/15/25	271,563	266,810
10.55% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	150,000	141,375
Acosta, Inc.
7.25% (Commercial Prime Lending Rate + 2.25%, Rate Floor: 3.25%) due 09/26/19	443,879	139,267
7.25% (Commercial Prime Lending Rate + 2.25%, Rate Floor: 2.25%) due 09/26/19	381,795	119,788
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
6.54% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	197,748	193,546
B&G Foods, Inc.
due 09/13/26	150,000	150,657

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,10 - 12.2% (continued)
Consumer, Non-cyclical - 3.1% (continued)
Diamond (BC) BV
5.26% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	148,864	$141,607
Hearthside Group Holdings LLC
5.73% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 05/23/25	148,125	138,793
Give and Go Prepared Foods Corp.
6.29% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 07/29/23	127,400	119,013
Albertson's LLC
4.79% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.50%) due 11/17/25	112,500	113,138
DaVita, Inc.
4.29% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 08/12/26	100,000	100,510
CTI Foods Holding Co. LLC
9.26% (3 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 05/03/24†††	41,769	41,978
Total Consumer, Non-cyclical		1,666,482
Communications - 2.6%
Houghton Mifflin Co.
5.04% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 05/28/21	370,550	359,126
Cengage Learning Acquisitions, Inc.
6.29% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	351,637	332,006
McGraw-Hill Global Education Holdings LLC
6.04% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	242,251	227,323
Resource Label Group LLC
10.82% (3 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/26/23†††	250,000	207,500
GTT Communications, Inc.
4.79% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/31/25	197,500	158,385
Imagine Print Solutions LLC
6.80% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/21/22	195,000	129,480
Total Communications		1,413,820
Industrial - 2.0%
CPG International LLC
5.93% (6 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 05/06/24	480,970	478,565
Diversitech Holdings, Inc.
9.60% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 06/02/25	200,000	195,000
STS Operating, Inc. (SunSource)
6.29% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	123,744	120,805
YAK MAT (YAK ACCESS LLC)
12.06% (1 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	125,000	107,709
Dynasty Acquisition Co.
6.10% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/06/26	100,000	100,406
Tank Holdings Corp.
6.52% (1 Month USD LIBOR + 4.00% and 12 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 03/26/26	100,000	99,917
Total Industrial		1,102,402
Technology - 1.8%
Planview, Inc.
7.29% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 01/27/23†††,1	342,125	342,125
GlobalFoundries, Inc.
6.06% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/05/26	200,000	194,250
Project Boost Purchaser LLC
due 06/01/26	150,000	148,875
Emerald TopCo, Inc. (Press Ganey)
5.54% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	100,000	99,667
Aston FinCo S.A.R.L.
due 09/19/26	100,000	99,063
Cvent, Inc.
5.79% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/29/24	98,995	97,634

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,10 - 12.2% (continued)
Technology - 1.8% (continued)
Aspect Software, Inc.
7.21% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24	9,681	$9,136
Total Technology		990,750
Consumer, Cyclical - 1.7%
Power Solutions (Panther)
5.54% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 04/30/26	225,000	222,611
Blue Nile, Inc.
8.62% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23†††	202,500	157,950
BBB Industries, LLC
6.59% (2 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	158,425	154,860
Prime Security Services Borrower LLC (ADT)
5.21% (1 Week USD LIBOR + 3.25%, Rate Floor: 4.25%) due 09/23/26	150,000	148,336
Belk, Inc.
6.80% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 12/12/22	143,416	103,977
Sotheby's
due 01/15/27	100,000	98,813
American Tire Distributors, Inc.
8.15% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	29,221	28,837
9.62% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	19,384	16,980
Total Consumer, Cyclical		932,364
Financial - 0.3%
iStar, Inc.
4.81% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 06/28/23	148,500	148,686
Basic Materials - 0.3%
GrafTech Finance, Inc.
due 02/12/25	150,000	145,625
Utilities - 0.2%
UGI Energy Services, Inc.
5.79% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/13/26†††	99,750	100,373
Energy - 0.2%
Permian Production Partners LLC
8.05% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/20/24†††	190,000	95,000
Total Senior Floating Rate Interests
(Cost $7,437,942)		6,595,502
Total Investments - 102.4%
(Cost $58,939,851)		$55,555,116
Other Assets & Liabilities, net - (2.4)%		(1,294,665)
Total Net Assets - 100.0%		$54,260,451

Forward Foreign Currency Exchange Contracts††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at September 30, 2019	Unrealized Appreciation
Bank of America, N.A.	104,000	EUR	10/15/19	$115,335	$113,511	$1,824

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at September 30, 2019. The total market value of fair valued securities amounts to $351,792, (cost $1,019,739) or 0.6% of total net assets.
[2]	Affiliated issuer.
[3]	Rate indicated is the 7-day yield as of September 30, 2019.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $32,830,223 (cost $32,892,711), or 60.5% of total net assets.
[5]	All or a portion of these securities have been physically segregated or earmarked in connection with reverse repurchase agreements. As of September 30, 2019, the total market value of segregated or earmarked securities was $719,981.
[6]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[7]	Perpetual maturity.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $471,254 (cost $931,886), or 0.9% of total net assets — See Note 6.
[9]	Security is in default of interest and/or principal obligations.
[10]	Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

EUR — Euro
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$72,483	$112,878	$326,827		$512,188
Preferred Stocks	—	—	—	*	—
Exchange-Traded Funds	1,080,400	—	—		1,080,400
Money Market Fund	441,806	—	—		441,806
Corporate Bonds	—	46,925,220	—		46,925,220
Senior Floating Rate Interests	—	5,650,576	944,926		6,595,502
Forward Foreign Currency Exchange Contracts**	—	1,824	—		1,824
Total Assets	$1,594,689	$52,690,498	$1,271,753		$55,556,940

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 5)	$—	$—	$129,387	$129,387

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $676,126 are categorized as Level 2 within the disclosure hierarchy.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18		Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares/Face Amount 09/30/19	Investment Income
Common Stock
Aspect Software Inc.*	$–	**	$–	$–	$(922,259)	$922,259	$–	–	$–
BP Holdco LLC *,1	–		185	–	–	–	185	523	–
Senior Floating Rate Interests
Aspect Software, Inc. 7.21% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24[2]	11,930		–	(9,845)	(4,529)	2,444	–	–	361
Warrants
Aspect Software, Inc.*	–	**	–	–	–	–	–	–	–
	$11,930		$185	$(9,845)	$(926,788)	$924,703	$185		$361

*	Non-income producing security.
**	Market value is less than $1
[1]	Security was fair valued by the Valuation Committee at September 30, 2019. The total market value of fair valued and affiliated securities amounts to $185, (cost $185) or less than 0.1% of total net assets.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 93.4%
Financial - 36.1%
Equity Commonwealth REIT	39,218	$1,343,216
Radian Group, Inc.	55,810	1,274,700
Axis Capital Holdings Ltd.	17,543	1,170,469
Physicians Realty Trust REIT	62,421	1,107,973
Federal Agricultural Mortgage Corp. — Class C	12,962	1,058,477
Umpqua Holdings Corp.	59,098	972,753
First Horizon National Corp.	54,535	883,467
Lexington Realty Trust REIT	81,504	835,416
Investors Bancorp, Inc.	71,084	807,514
WSFS Financial Corp.	18,256	805,090
Cousins Properties, Inc. REIT	19,807	744,545
Cathay General Bancorp	21,370	742,287
Simmons First National Corp. — Class A	28,200	702,180
Preferred Bank/Los Angeles CA	13,286	695,921
Hanmi Financial Corp.	35,569	667,986
Pinnacle Financial Partners, Inc.	11,399	646,893
CNO Financial Group, Inc.	40,859	646,798
Hilltop Holdings, Inc.	26,270	627,590
Berkshire Hills Bancorp, Inc.	21,325	624,609
IBERIABANK Corp.	7,556	570,780
Bancorp, Inc.*	56,598	560,320
Redwood Trust, Inc. REIT	31,831	522,347
Hancock Whitney Corp.	13,170	504,345
Sunstone Hotel Investors, Inc. REIT	35,434	486,863
Piedmont Office Realty Trust, Inc. — Class A REIT	22,755	475,124
Flagstar Bancorp, Inc.	12,439	464,597
Howard Hughes Corp.*	3,584	464,486
Kennedy-Wilson Holdings, Inc.	20,793	455,783
National Storage Affiliates Trust REIT	13,297	443,721
Stifel Financial Corp.	7,323	420,194
PennyMac Mortgage Investment Trust REIT	18,713	415,990
American National Insurance Co.	3,134	387,770
Prosperity Bancshares, Inc.	5,335	376,811
BOK Financial Corp.	4,531	358,629
Independent Bank Group, Inc.	6,785	356,959
First Midwest Bancorp, Inc.	18,279	356,075
RMR Group, Inc. — Class A	7,220	328,366
MGIC Investment Corp.	25,555	321,482
Unum Group	10,753	319,579
Third Point Reinsurance Ltd.*	27,165	271,378
Total Financial		25,219,483
Industrial - 19.1%
MDU Resources Group, Inc.	42,708	1,203,938
Scorpio Tankers, Inc.	36,799	1,095,138
US Concrete, Inc.*	14,795	817,868
GATX Corp.	9,649	748,087
Graphic Packaging Holding Co.	49,979	737,190
Knight-Swift Transportation Holdings, Inc.	18,935	687,341
Valmont Industries, Inc.	4,900	678,356
PGT Innovations, Inc.*	36,817	635,830
Sanmina Corp.*	16,812	539,833
KEMET Corp.	29,244	531,656
Owens Corning	8,337	526,898
Trinseo S.A.	12,217	524,720
Plexus Corp.*	8,116	507,331
Gibraltar Industries, Inc.*	9,897	454,668
Advanced Energy Industries, Inc.*	7,576	434,938
Kirby Corp.*	5,289	434,544
Park Aerospace Corp.	22,473	394,626
Dycom Industries, Inc.*	7,577	386,806
EnPro Industries, Inc.	5,574	382,655
Rexnord Corp.*	13,710	370,855
Crane Co.	4,455	359,207
Oshkosh Corp.	3,965	300,547
Vishay Intertechnology, Inc.	17,265	292,297
Encore Wire Corp.	5,174	291,193
Total Industrial		13,336,522
Consumer, Cyclical - 7.0%
Hawaiian Holdings, Inc.	31,086	816,318
UniFirst Corp.	3,933	767,407
MDC Holdings, Inc.	13,612	586,677
Abercrombie & Fitch Co. — Class A	31,931	498,123
International Speedway Corp. — Class A	10,155	457,077
Asbury Automotive Group, Inc.*	4,199	429,684
Wabash National Corp.	25,239	366,218
MasterCraft Boat Holdings, Inc.*	21,825	325,738
Tenneco, Inc. — Class A	17,087	213,929
Methode Electronics, Inc.	6,263	210,688
La-Z-Boy, Inc.	5,593	187,869
Total Consumer, Cyclical		4,859,728
Consumer, Non-cyclical - 6.8%
Encompass Health Corp.	14,281	903,702
Central Garden & Pet Co. — Class A*	32,559	902,698
Navigant Consulting, Inc.	28,245	789,448
Premier, Inc. — Class A*	21,812	630,803
Eagle Pharmaceuticals, Inc.*	9,416	532,663
Emergent BioSolutions, Inc.*	7,378	385,722
Ingredion, Inc.	4,242	346,741
AMAG Pharmaceuticals, Inc.*	25,754	297,458
Total Consumer, Non-cyclical		4,789,235
Utilities - 6.3%
Portland General Electric Co.	22,549	1,271,087
Black Hills Corp.	12,958	994,267
Avista Corp.	16,495	799,018
Southwest Gas Holdings, Inc.	8,470	771,109
ALLETE, Inc.	6,868	600,332
Total Utilities		4,435,813
Communications - 5.9%
Infinera Corp.*	195,917	1,067,748
Viavi Solutions, Inc.*	73,819	1,033,835
Ciena Corp.*	12,481	489,629
Scholastic Corp.	12,148	458,709
Gray Television, Inc.*	25,944	423,406
InterDigital, Inc.	5,712	299,709
Entercom Communications Corp. — Class A	57,603	192,394
Tribune Publishing Co.	18,952	162,608
Total Communications		4,128,038

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 93.4% (continued)
Technology - 4.4%
MACOM Technology Solutions Holdings, Inc.*	46,823	$1,006,460
CSG Systems International, Inc.	11,286	583,260
Axcelis Technologies, Inc.*	22,250	380,253
Lumentum Holdings, Inc.*	6,435	344,659
Evolent Health, Inc. — Class A*	43,143	310,198
Nanometrics, Inc.*	8,929	291,264
TiVo Corp.	25,580	194,792
Total Technology		3,110,886
Basic Materials - 4.4%
Olin Corp.	46,216	865,163
Ashland Global Holdings, Inc.	10,472	806,868
Huntsman Corp.	18,619	433,078
Reliance Steel & Aluminum Co.	3,874	386,083
Verso Corp. — Class A*	19,294	238,860
Commercial Metals Co.	10,834	188,295
Alcoa Corp.*	7,562	151,769
Total Basic Materials		3,070,116
Energy - 3.4%
Parsley Energy, Inc. — Class A	38,888	653,318
Delek US Holdings, Inc.	10,067	365,432
Oasis Petroleum, Inc.*	96,673	334,489
Whiting Petroleum Corp.*	40,388	324,316
Range Resources Corp.	72,698	277,706
Oil States International, Inc.*	18,222	242,353
Gulfport Energy Corp.*	45,132	122,308
Antero Resources Corp.*	25,278	76,339
Total Energy		2,396,261
Total Common Stocks
(Cost $64,786,059)		65,346,082

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Preferred Stock – 0.0%
Thermoenergy Corp.*,1,2	116,667	–
Total Convertible Preferred Stocks
(Cost $111,409)		–

RIGHTS††† - 0.0%
Basic Materials
Pan American Silver Corp.*,1	81,258	–
Total Rights
(Cost $–)		–

EXCHANGE-TRADED FUNDS† - 3.1%
iShares Russell 2000 Value ETF	17,851	2,131,588
Total Exchange-Traded Funds
(Cost $2,122,718)		2,131,588

MONEY MARKET FUND† - 2.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 1.83%[3]	1,607,692	1,607,692
Total Money Market Fund
(Cost $1,607,692)		1,607,692
Total Investments - 98.8%
(Cost $68,627,878)		$69,085,362
Other Assets & Liabilities, net - 1.2%		861,073
Total Net Assets - 100.0%		$69,946,435

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at September 30, 2019. The total market value of fair valued securities amounts to $0, (cost $111,409) or less than 0.1% of total net assets.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7-day yield as of September 30, 2019.

REIT Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$65,346,082	$—	$—		$65,346,082
Rights	—	—	—	*	—
Exchange-Traded Funds	2,131,588	—	—		2,131,588
Money Market Fund	1,607,692	—	—		1,607,692
Convertible Preferred Stocks	—	—	—	*	—
Total Assets	$69,085,362	$—	$—		$69,085,362

*	Includes securities with a market value of $0.

Series V (SMid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 96.4%
Financial - 38.8%
Alleghany Corp.*	6,943	$5,538,848
KeyCorp	222,823	3,975,162
Huntington Bancshares, Inc.	267,920	3,823,218
Voya Financial, Inc.	69,329	3,774,271
Zions Bancorp North America	82,192	3,659,188
Willis Towers Watson plc	18,584	3,586,154
Equity Commonwealth REIT	100,532	3,443,221
Sun Communities, Inc. REIT	22,661	3,364,025
Alexandria Real Estate Equities, Inc. REIT	20,037	3,086,500
Radian Group, Inc.	134,762	3,077,964
Axis Capital Holdings Ltd.	46,130	3,077,794
Physicians Realty Trust REIT	164,891	2,926,815
Federal Agricultural Mortgage Corp. — Class C	33,399	2,727,362
First Horizon National Corp.	144,677	2,343,767
Umpqua Holdings Corp.	122,738	2,020,268
Old Republic International Corp.	83,860	1,976,580
Cousins Properties, Inc. REIT	52,002	1,954,755
IBERIABANK Corp.	22,528	1,701,765
Pinnacle Financial Partners, Inc.	29,657	1,683,035
Camden Property Trust REIT	13,652	1,515,509
Bancorp, Inc.*	150,583	1,490,772
Redwood Trust, Inc. REIT	84,906	1,393,307
Hilltop Holdings, Inc.	50,937	1,216,885
National Storage Affiliates Trust REIT	34,502	1,151,332
Medical Properties Trust, Inc. REIT	55,511	1,085,795
Prosperity Bancshares, Inc.	15,213	1,074,494
Howard Hughes Corp.*	8,070	1,045,872
Stifel Financial Corp.	18,070	1,036,857
American National Insurance Co.	8,206	1,015,328
WSFS Financial Corp.	22,704	1,001,247
BOK Financial Corp.	11,694	925,580
Unum Group	30,343	901,794
Total Financial		72,595,464
Industrial - 18.5%
MDU Resources Group, Inc.	111,674	3,148,090
Scorpio Tankers, Inc.	97,416	2,899,100
Jacobs Engineering Group, Inc.	29,972	2,742,438
US Concrete, Inc.*	39,631	2,190,802
FLIR Systems, Inc.	36,274	1,907,650
Knight-Swift Transportation Holdings, Inc.	50,395	1,829,339
Graphic Packaging Holding Co.	113,998	1,681,470
Valmont Industries, Inc.	12,039	1,666,679
PGT Innovations, Inc.*	95,691	1,652,584
KEMET Corp.	77,779	1,414,022
Owens Corning	21,466	1,356,651
Plexus Corp.*	18,826	1,176,813
Snap-on, Inc.	7,217	1,129,749
Advanced Energy Industries, Inc.*	19,422	1,115,017
Huntington Ingalls Industries, Inc.	5,020	1,063,186
Rexnord Corp.*	38,972	1,054,193
Park Aerospace Corp.	59,124	1,038,217
Dycom Industries, Inc.*	20,190	1,030,699
EnPro Industries, Inc.	14,272	979,773
GATX Corp.	12,173	943,773
Crane Co.	11,532	929,825
Kirby Corp.*	9,262	760,966
Oshkosh Corp.	8,195	621,181
Celadon Group, Inc.*	167,640	209,550
Total Industrial		34,541,767
Utilities - 7.8%
OGE Energy Corp.	109,636	4,975,282
Portland General Electric Co.	56,919	3,208,524
Southwest Gas Holdings, Inc.	21,506	1,957,906
Avista Corp.	33,998	1,646,863
Black Hills Corp.	19,466	1,493,626
AES Corp.	80,187	1,310,256
Total Utilities		14,592,457
Consumer, Non-cyclical - 7.6%
Bunge Ltd.	60,124	3,404,221
Encompass Health Corp.	37,003	2,341,550
Central Garden & Pet Co. — Class A*	83,345	2,310,740
Eagle Pharmaceuticals, Inc.*	29,682	1,679,110
Premier, Inc. — Class A*	57,590	1,665,503
Emergent BioSolutions, Inc.*	30,577	1,598,566
Ingredion, Inc.	14,325	1,170,925
Total Consumer, Non-cyclical		14,170,615
Consumer, Cyclical - 6.5%
DR Horton, Inc.	51,122	2,694,641
PVH Corp.	23,424	2,066,699
UniFirst Corp.	10,404	2,030,028
LKQ Corp.*	54,433	1,711,918
Alaska Air Group, Inc.	26,204	1,700,902
BorgWarner, Inc.	26,067	956,138
Lear Corp.	7,697	907,476
Total Consumer, Cyclical		12,067,802
Basic Materials - 5.1%
Olin Corp.	120,136	2,248,946
Ashland Global Holdings, Inc.	28,424	2,190,069
Reliance Steel & Aluminum Co.	21,313	2,124,053
Huntsman Corp.	48,836	1,135,926
Nucor Corp.	16,779	854,219
Commercial Metals Co.	28,870	501,761
Alcoa Corp.*	19,835	398,088
Total Basic Materials		9,453,062
Communications - 4.8%
Infinera Corp.*	513,269	2,797,316
Symantec Corp.	115,663	2,733,117
Viavi Solutions, Inc.*	158,606	2,221,277
Ciena Corp.*	33,018	1,295,296
Total Communications		9,047,006
Technology - 4.2%
MACOM Technology Solutions Holdings, Inc.*	121,376	2,608,977
Super Micro Computer, Inc.*	108,850	2,089,920
CSG Systems International, Inc.	27,033	1,397,065
Lumentum Holdings, Inc.*	17,141	918,072
Evolent Health, Inc. — Class A*	115,435	829,978
Total Technology		7,844,012
Energy - 3.1%
Parsley Energy, Inc. — Class A	139,992	2,351,866
Delek US Holdings, Inc.	26,038	945,179

Series V (SMid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 96.4% (continued)
Energy - 3.1% (continued)
Oasis Petroleum, Inc.*	247,239	$855,447
Whiting Petroleum Corp.*	104,217	836,862
Range Resources Corp.	184,618	705,241
Antero Resources Corp.*	64,195	193,869
HydroGen Corp.*,†††,1,2	672,346	1
Total Energy		5,888,465
Total Common Stocks
(Cost $167,525,751)		180,200,650

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial – 0.0%
Thermoenergy Corp.*,1,3	308,333	1
Total Convertible Preferred Stocks
(Cost $294,438)		1

RIGHTS††† - 0.0%
Basic Materials – 0.0%
Pan American Silver Corp.*,1	220,317	–
Total Rights
(Cost $–)		–

MONEY MARKET FUND† - 3.7%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 1.83%[4]	6,866,624	6,866,624
Total Money Market Fund
(Cost $6,866,624)		6,866,624
Total Investments - 100.1%
(Cost $174,686,813)		$187,067,275
Other Assets & Liabilities, net - (0.1)%		(193,406)
Total Net Assets - 100.0%		$186,873,869

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at September 30, 2019. The total market value of fair valued securities amounts to $2, (cost $2,866,013) or less than 0.1% of total net assets.
[2]	Affiliated issuer.
[3]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$180,200,649	$—	$1		$180,200,650
Convertible Preferred Stocks	—	—	1		1
Rights	—	—	—	*	—
Money Market Fund	6,866,624	—	—		6,866,624
Total Assets	$187,067,273	$—	$2		$187,067,275

*	Security has a market value of less than $1.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Common Stock
HydroGen Corp.*,1	$1	$–	$–	$–	$–	$1	672,346	$–
	$1	$–	$–	$–	$–	$1		$–

*	Non-income producing security.
[1]	Security was fair valued by the Valuation Committee at September 30, 2019. The total market value of fair valued and affiliated securities amounts to $1, (cost $2,571,575) or less than 0.1% of total net assets.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 20.5%
Consumer, Non-cyclical - 7.2%
Integer Holdings Corp.*	1,309	$98,908
CONMED Corp.	857	82,401
AMN Healthcare Services, Inc.*	1,267	72,928
Repligen Corp.*	872	66,874
Cal-Maine Foods, Inc.	1,667	66,605
Neogen Corp.*	976	66,476
HMS Holdings Corp.*	1,861	64,139
B&G Foods, Inc.	3,313	62,649
WD-40 Co.	328	60,201
Natus Medical, Inc.*	1,826	58,140
Medicines Co.*	1,152	57,600
Korn Ferry	1,451	56,067
Supernus Pharmaceuticals, Inc.*	1,909	52,459
Monro, Inc.	662	52,305
Emergent BioSolutions, Inc.*	956	49,980
Flowers Foods, Inc.	2,153	49,799
Innoviva, Inc.*	4,704	49,580
ANI Pharmaceuticals, Inc.*	669	48,757
CoreLogic, Inc.*	1,043	48,260
Arrowhead Pharmaceuticals, Inc.*	1,687	47,540
AngioDynamics, Inc.*	2,570	47,339
Harsco Corp.*	2,444	46,338
Integra LifeSciences Holdings Corp.*	743	44,632
Cardtronics plc — Class A*	1,473	44,543
CorVel Corp.*	585	44,284
Orthofix Medical, Inc.*	810	42,946
EVERTEC, Inc.	1,371	42,803
Aaron's, Inc.	653	41,962
Myriad Genetics, Inc.*	1,457	41,714
John B Sanfilippo & Son, Inc.	425	41,055
Varex Imaging Corp.*	1,412	40,298
Syneos Health, Inc.*	682	36,289
Strategic Education, Inc.	264	35,872
LHC Group, Inc.*	315	35,772
NeoGenomics, Inc.*	1,861	35,582
Eagle Pharmaceuticals, Inc.*	612	34,621
BioTelemetry, Inc.*	823	33,521
Merit Medical Systems, Inc.*	1,076	32,775
Enanta Pharmaceuticals, Inc.*	479	28,778
Meridian Bioscience, Inc.	3,010	28,565
CryoLife, Inc.*	1,027	27,883
Tootsie Roll Industries, Inc.	737	27,372
Phibro Animal Health Corp. — Class A	1,255	26,769
American Public Education, Inc.*	1,117	24,954
Medifast, Inc.	239	24,768
USANA Health Sciences, Inc.*	341	23,321
Adtalem Global Education, Inc.*	567	21,597
Heidrick & Struggles International, Inc.	691	18,864
Career Education Corp.*	1,044	16,589
Acorda Therapeutics, Inc.*	3,534	10,142
Total Consumer, Non-cyclical		2,213,616
Consumer, Cyclical - 3.9%
Allegiant Travel Co. — Class A	713	106,708
UniFirst Corp.	487	95,024
MSC Industrial Direct Company, Inc. — Class A	853	61,868
Gentherm, Inc.*	1,287	52,876
Marcus Corp.	1,422	52,628
Dorman Products, Inc.*	646	51,383
Brinker International, Inc.	1,193	50,905
Wolverine World Wide, Inc.	1,766	49,907
FirstCash, Inc.	529	48,494
Cinemark Holdings, Inc.	1,252	48,377
Mobile Mini, Inc.	1,263	46,554
Asbury Automotive Group, Inc.*	439	44,923
Fox Factory Holding Corp.*	673	41,888
Dave & Buster's Entertainment, Inc.	1,011	39,379
RH*	221	37,754
Wyndham Destinations, Inc.	780	35,896
Kontoor Brands, Inc.	950	33,345
Shake Shack, Inc. — Class A*	334	32,745
Standard Motor Products, Inc.	651	31,606
Regis Corp.*	1,561	31,563
iRobot Corp.*	505	31,143
Sally Beauty Holdings, Inc.*	2,042	30,405
BJ's Restaurants, Inc.	692	26,877
Wingstop, Inc.	306	26,708
Dine Brands Global, Inc.	290	21,999
Movado Group, Inc.	878	21,827
Tupperware Brands Corp.	1,197	18,996
Tailored Brands, Inc.	4,295	18,898
Children's Place, Inc.	207	15,937
Total Consumer, Cyclical		1,206,613
Industrial - 3.7%
Matson, Inc.	2,379	89,236
Forward Air Corp.	1,272	81,052
Applied Industrial Technologies, Inc.	1,422	80,770
Aerojet Rocketdyne Holdings, Inc.*	1,565	79,048
Hub Group, Inc. — Class A*	1,602	74,493
Albany International Corp. — Class A	776	69,964
Regal Beloit Corp.	863	62,870
Kennametal, Inc.	2,042	62,771
Heartland Express, Inc.	2,679	57,625
Kirby Corp.*	681	55,951
Landstar System, Inc.	479	53,926
Knowles Corp.*	2,523	51,318
Actuant Corp. — Class A	1,984	43,529
Gibraltar Industries, Inc.*	902	41,438
AAR Corp.	955	39,356
Sturm Ruger & Company, Inc.	857	35,788
AZZ, Inc.	719	31,320
Lincoln Electric Holdings, Inc.	349	30,279
Federal Signal Corp.	900	29,466
National Presto Industries, Inc.	318	28,330
US Ecology, Inc.	401	25,640
Clean Harbors, Inc.*	299	23,083
Total Industrial		1,147,253
Communications - 1.8%
Viavi Solutions, Inc.*	6,898	96,607
AMC Networks, Inc. — Class A*	1,269	62,384
Stamps.com, Inc.*	801	59,634

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 20.5% (continued)
Communications - 1.8% (continued)
HealthStream, Inc.*	2,045	$52,945
John Wiley & Sons, Inc. — Class A	1,030	45,258
Cogent Communications Holdings, Inc.	804	44,300
InterDigital, Inc.	844	44,285
NIC, Inc.	1,990	41,094
Iridium Communications, Inc.*	1,814	38,602
ATN International, Inc.	628	36,656
Cars.com, Inc.*	2,049	18,400
Total Communications		540,165
Financial - 1.4%
American Equity Investment Life Holding Co.	2,394	57,935
Waddell & Reed Financial, Inc. — Class A	3,369	57,879
TrustCo Bank Corp. NY	6,919	56,390
Independent Bank Corp.	637	47,552
Primerica, Inc.	248	31,553
Easterly Government Properties, Inc. REIT	1,259	26,816
Interactive Brokers Group, Inc. — Class A	498	26,783
Great Western Bancorp, Inc.	740	24,420
Glacier Bancorp, Inc.	535	21,646
Westamerica Bancorporation	339	21,079
ServisFirst Bancshares, Inc.	628	20,818
Community Bank System, Inc.	321	19,803
Total Financial		412,674
Technology - 1.3%
CTS Corp.	2,391	77,372
j2 Global, Inc.	636	57,762
Diodes, Inc.*	1,433	57,535
Omnicell, Inc.*	782	56,515
Brooks Automation, Inc.	1,330	49,250
Qualys, Inc.*	372	28,112
NextGen Healthcare, Inc.*	1,694	26,545
Computer Programs & Systems, Inc.	1,169	26,431
Unisys Corp.*	3,456	25,678
Total Technology		405,200
Energy - 0.9%
PBF Energy, Inc. — Class A	1,734	47,147
Renewable Energy Group, Inc.*	3,084	46,275
Equitrans Midstream Corp.	1,972	28,693
Archrock, Inc.	2,505	24,975
Unit Corp.*	6,381	21,568
Penn Virginia Corp.*	714	20,756
ProPetro Holding Corp.*	2,237	20,334
Whiting Petroleum Corp.*	2,456	19,722
Southwestern Energy Co.*	8,623	16,642
CONSOL Energy, Inc.*	983	15,364
KLX Energy Services Holdings, Inc.*	1,210	10,461
Total Energy		271,937
Utilities - 0.2%
Avista Corp.	856	41,465
National Fuel Gas Co.	508	23,835
Total Utilities		65,300
Basic Materials - 0.1%
Quaker Chemical Corp.	249	39,377
Total Common Stocks
(Cost $6,528,543)		6,302,135

MUTUAL FUNDS† - 78.1%
Guggenheim Variable Insurance Strategy Fund III[1]	410,564	10,173,767
Guggenheim Strategy Fund III[1]	364,182	9,038,990
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	339,282	3,379,244
Guggenheim Strategy Fund II1	58,492	1,452,345
Total Mutual Funds
(Cost $24,168,642)		24,044,346

MONEY MARKET FUND† - 1.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 1.83%[2]	321,042	321,042
Total Money Market Fund
(Cost $321,042)		321,042
Total Investments - 99.6%
(Cost $31,018,227)		$30,667,523
Other Assets & Liabilities, net - 0.4%		117,120
Total Net Assets - 100.0%		$30,784,643

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	2	Dec 2019	$387,640	$(4,727)
Russell 2000 Index Mini Futures Contracts	7	Dec 2019	533,505	(20,816)
			$921,145	$(25,543)

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Citibank N.A., New York	Russell 2000 Growth Index	2.21%	At Maturity	10/02/19	24,300	$23,769,670	$(1,030,121)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2019.

plc — Public Limited Company REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,302,135	$—	$—	$6,302,135
Mutual Funds	24,044,346	—	—	24,044,346
Money Market Fund	321,042	—	—	321,042
Total Assets	$30,667,523	$—	$—	$30,667,523

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$25,543	$—	$—	$25,543
Equity Index Swap Agreements**	—	1,030,121	—	1,030,121
Total Liabilities	$25,543	$1,030,121	$—	$1,055,664

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$960,582	$490,907	$–	$–	$856	$1,452,345	58,492	$28,058
Guggenheim Strategy Fund III	8,846,136	182,004	–	–	10,850	9,038,990	364,182	183,213
Guggenheim Ultra Short Duration Fund — Institutional Class	641,809	4,981,997	(2,245,982)	(1,225)	2,645	3,379,244	339,282	78,418
Guggenheim Variable Insurance Strategy Fund III	9,959,384	202,161	–	–	12,222	10,173,767	410,564	202,428
	$20,407,911	$5,857,069	$(2,245,982)	$(1,225)	$26,573	$24,044,346		$492,117

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 19.9%
Consumer, Non-cyclical - 5.9%
Merck & Company, Inc.	2,223	$187,132
Pfizer, Inc.	4,644	166,859
PepsiCo, Inc.	1,083	148,479
Johnson & Johnson	1,035	133,908
Eli Lilly & Co.	1,076	120,329
Amgen, Inc.	576	111,462
Sysco Corp.	1,254	99,568
Kimberly-Clark Corp.	672	95,458
Colgate-Palmolive Co.	1,258	92,476
Biogen, Inc.*	394	91,731
Humana, Inc.	352	89,996
Lamb Weston Holdings, Inc.	1,225	89,082
HCA Healthcare, Inc.	702	84,535
United Rentals, Inc.*	668	83,260
Philip Morris International, Inc.	1,047	79,499
Regeneron Pharmaceuticals, Inc.*	282	78,227
H&R Block, Inc.	2,828	66,797
Universal Health Services, Inc. — Class B	435	64,706
McKesson Corp.	387	52,887
Alexion Pharmaceuticals, Inc.*	357	34,964
AbbVie, Inc.	451	34,150
Constellation Brands, Inc. — Class A	153	31,714
Medtronic plc	268	29,110
Hormel Foods Corp.	662	28,949
CVS Health Corp.	412	25,985
Abbott Laboratories	309	25,854
Procter & Gamble Co.	201	25,000
PayPal Holdings, Inc.*	194	20,096
Total Consumer, Non-cyclical		2,192,213
Communications - 4.4%
Alphabet, Inc. — Class C*	336	409,584
Amazon.com, Inc.*	203	352,390
Facebook, Inc. — Class A*	1,311	233,463
Verizon Communications, Inc.	3,491	210,716
Cisco Systems, Inc.	2,258	111,568
Comcast Corp. — Class A	2,055	92,639
eBay, Inc.	1,937	75,504
Walt Disney Co.	577	75,195
F5 Networks, Inc.*	285	40,020
Netflix, Inc.*	144	38,537
Total Communications		1,639,616
Technology - 3.2%
Microsoft Corp.	3,951	549,307
Intel Corp.	3,033	156,291
Oracle Corp.	2,044	112,481
Skyworks Solutions, Inc.	1,024	81,152
Seagate Technology plc	1,404	75,521
KLA Corp.	463	73,825
NetApp, Inc.	1,331	69,891
Adobe, Inc.*	100	27,625
Fidelity National Information Services, Inc.	185	24,561
QUALCOMM, Inc.	313	23,876
Total Technology		1,194,530
Industrial - 2.6%
Union Pacific Corp.	746	120,837
United Parcel Service, Inc. — Class B	962	115,267
3M Co.	584	96,010
Masco Corp.	2,114	88,111
Waters Corp.*	385	85,944
CSX Corp.	1,143	79,176
FedEx Corp.	533	77,589
Norfolk Southern Corp.	409	73,481
Expeditors International of Washington, Inc.	940	69,832
Kansas City Southern	412	54,800
J.B. Hunt Transport Services, Inc.	481	53,223
Boeing Co.	89	33,862
United Technologies Corp.	228	31,126
Total Industrial		979,258
Energy - 1.7%
Exxon Mobil Corp.	2,430	171,582
ConocoPhillips	1,935	110,256
ONEOK, Inc.	1,260	92,850
Marathon Oil Corp.	6,273	76,970
Apache Corp.	2,358	60,365
HollyFrontier Corp.	896	48,061
Cimarex Energy Co.	825	39,551
Cabot Oil & Gas Corp. — Class A	1,039	18,255
Total Energy		617,890
Consumer, Cyclical - 1.1%
AutoZone, Inc.*	81	87,854
Darden Restaurants, Inc.	675	79,799
Aptiv plc	841	73,520
WW Grainger, Inc.	185	54,973
Tapestry, Inc.	1,903	49,573
Hanesbrands, Inc.	2,248	34,439
McDonald's Corp.	107	22,974
Total Consumer, Cyclical		403,132
Financial - 0.9%
Visa, Inc. — Class A	700	120,407
Western Union Co.	3,132	72,568
Mastercard, Inc. — Class A	243	65,992
Berkshire Hathaway, Inc. — Class B*	290	60,326
U.S. Bancorp	492	27,227
Total Financial		346,520
Basic Materials - 0.1%
Ecolab, Inc.	147	29,112
Total Common Stocks
(Cost $6,870,582)		7,402,271

MUTUAL FUNDS† - 75.2%
Guggenheim Variable Insurance Strategy Fund III[1]	459,335	11,382,330
Guggenheim Strategy Fund III[1]	408,173	10,130,858
Guggenheim Strategy Fund II1	138,868	3,448,081
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	300,042	2,988,423
Total Mutual Funds
(Cost $28,112,736)		27,949,692

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
MONEY MARKET FUND† - 4.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 1.83%[2]	1,658,006	$1,658,006
Total Money Market Fund
(Cost $1,658,006)		1,658,006
Total Investments - 99.6%
(Cost $36,641,324)		$37,009,969
Other Assets & Liabilities, net - 0.4%		162,115
Total Net Assets - 100.0%		$37,172,084

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	3	Dec 2019	$446,663	$(5,546)
NASDAQ-100 Index Mini Futures Contracts	2	Dec 2019	310,710	(6,823)
			$757,373	$(12,369)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell 1000 Growth Index	2.45%	At Maturity	10/02/19	18,086	$29,035,084	$(64,676)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2019.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,402,271	$—	$—	$7,402,271
Mutual Funds	27,949,692	—	—	27,949,692
Money Market Fund	1,658,006	—	—	1,658,006
Total Assets	$37,009,969	$—	$—	$37,009,969

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$12,369	$—	$—	$12,369
Equity Index Swap Agreements**	—	64,676	—	64,676
Total Liabilities	$12,369	$64,676	$—	$77,045

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,525,973	$1,920,377	$–	$–	$1,731	$3,448,081	138,868	$55,599
Guggenheim Strategy Fund III	9,077,761	1,041,276	–	–	11,821	10,130,858	408,173	192,598
Guggenheim Ultra Short Duration Fund — Institutional Class	1,021,666	5,081,593	(3,114,993)	(2,980)	3,137	2,988,423	300,042	82,558
Guggenheim Variable Insurance Strategy Fund III	11,142,480	226,175	–	–	13,675	11,382,330	459,335	226,329
	$22,767,880	$8,269,421	$(3,114,993)	$(2,980)	$30,364	$27,949,692		$557,084

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 98.4%
Consumer, Non-cyclical - 34.7%
Archer-Daniels-Midland Co.[1]	2,209	$90,724
Amgen, Inc.[1]	428	82,822
McKesson Corp.	592	80,903
Ingredion, Inc.[1]	937	76,590
Merck & Company, Inc.[1]	894	75,257
Gilead Sciences, Inc.[1]	1,144	72,507
Molson Coors Brewing Co. — Class B1	1,210	69,575
Zimmer Biomet Holdings, Inc.[1]	487	66,850
CVS Health Corp.[1]	1,046	65,971
Pilgrim's Pride Corp.*,1	1,936	62,039
Pfizer, Inc.[1]	1,695	60,901
PepsiCo, Inc.[1]	435	59,638
Cal-Maine Foods, Inc.	1,434	57,296
Kimberly-Clark Corp.	402	57,104
Becton Dickinson and Co.	211	53,375
Tyson Foods, Inc. — Class A1	591	50,909
Sysco Corp.[1]	585	46,449
Hill-Rom Holdings, Inc.	439	46,196
Colgate-Palmolive Co.	625	45,944
Baxter International, Inc.[1]	525	45,922
AMERCO	117	45,635
H&R Block, Inc.	1,893	44,713
Hologic, Inc.*,1	870	43,926
Philip Morris International, Inc.[1]	574	43,584
Kroger Co.[1]	1,672	43,104
Darling Ingredients, Inc.*,1	2,241	42,870
Eli Lilly & Co.	361	40,371
General Mills, Inc.	724	39,907
Thermo Fisher Scientific, Inc.	137	39,904
Post Holdings, Inc.*	375	39,690
Medtronic plc	358	38,886
Hormel Foods Corp.	791	34,590
Johnson & Johnson	250	32,345
JM Smucker Co.	282	31,026
Biogen, Inc.*	133	30,965
Cardinal Health, Inc.[1]	654	30,862
Jazz Pharmaceuticals plc*	238	30,497
Integer Holdings Corp.*	374	28,259
AmerisourceBergen Corp. — Class A	340	27,992
ManpowerGroup, Inc.	329	27,715
Bio-Rad Laboratories, Inc. — Class A*	82	27,285
Lamb Weston Holdings, Inc.	374	27,197
STERIS plc	185	26,731
Herbalife Nutrition Ltd.*	681	25,783
US Foods Holding Corp.*	622	25,564
Campbell Soup Co.	543	25,478
Kellogg Co.	391	25,161
Regeneron Pharmaceuticals, Inc.*	84	23,301
TrueBlue, Inc.*	1,053	22,218
Central Garden & Pet Co. — Class A*	771	21,376
Alexion Pharmaceuticals, Inc.*	206	20,176
Innoviva, Inc.*	1,791	18,877
Kraft Heinz Co.[1]	624	17,431
B&G Foods, Inc.	921	17,416
Total Consumer, Non-cyclical		2,327,807
Industrial - 13.9%
United Parcel Service, Inc. — Class B1	615	73,689
FedEx Corp.[1]	448	65,215
Landstar System, Inc.	491	55,277
Cummins, Inc.[1]	299	48,638
CSX Corp.[1]	652	45,164
Werner Enterprises, Inc.	1,234	43,560
Knight-Swift Transportation Holdings, Inc.	1,164	42,253
Schneider National, Inc. — Class B	1,937	42,072
Saia, Inc.*	399	37,386
Norfolk Southern Corp.[1]	207	37,190
Heartland Express, Inc.	1,666	35,836
Old Dominion Freight Line, Inc.	201	34,164
Forward Air Corp.	500	31,860
Echo Global Logistics, Inc.*	1,375	31,144
Kennametal, Inc.	976	30,002
Waters Corp.*	132	29,466
J.B. Hunt Transport Services, Inc.	264	29,212
Agilent Technologies, Inc.	373	28,583
Marten Transport Ltd.	1,362	28,302
Kansas City Southern[1]	211	28,065
Union Pacific Corp.	147	23,811
Parker-Hannifin Corp.	107	19,325
Vishay Intertechnology, Inc.	1,122	18,996
Avnet, Inc.	410	18,239
Textron, Inc.	363	17,773
Oshkosh Corp.	219	16,600
Caterpillar, Inc.	131	16,547
Total Industrial		928,369
Energy - 12.2%
ONEOK, Inc.[1]	1,264	93,144
Chevron Corp.	711	84,325
Exxon Mobil Corp.	1,185	83,673
Kinder Morgan, Inc.[1]	4,020	82,852
Phillips 66[1]	696	71,270
HollyFrontier Corp.[1]	1,285	68,927
Valero Energy Corp.[1]	791	67,425
Marathon Petroleum Corp.	992	60,264
Williams Companies, Inc.[1]	2,273	54,689
Delek US Holdings, Inc.[1]	1,448	52,562
Targa Resources Corp.	753	30,248
Renewable Energy Group, Inc.*	1,682	25,238
Cheniere Energy, Inc.*	312	19,675
PBF Energy, Inc. — Class A1	599	16,287
Unit Corp.*	2,752	9,302
Total Energy		819,881
Utilities - 9.8%
Pinnacle West Capital Corp.	808	78,433
Portland General Electric Co.	1,361	76,720
Ameren Corp.[1]	937	75,007
FirstEnergy Corp.[1]	1,514	73,020
PPL Corp.[1]	2,184	68,774
National Fuel Gas Co.[1]	1,388	65,125
Exelon Corp.[1]	1,005	48,551
Avista Corp.	812	39,333
AES Corp.[1]	2,194	35,850
OGE Energy Corp.[1]	752	34,126
Southern Co.	495	30,576

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 98.4% (continued)
Utilities - 9.8% (continued)
Public Service Enterprise Group, Inc.	454	$28,184
Total Utilities		653,699
Communications - 9.1%
Verizon Communications, Inc.	1,344	81,124
Omnicom Group, Inc.[1]	906	70,940
AT&T, Inc.[1]	1,635	61,868
AMC Networks, Inc. — Class A*,1	1,048	51,520
Shenandoah Telecommunications Co.	1,469	46,670
Discovery, Inc. — Class A*,1	1,690	45,005
Scholastic Corp.	1,146	43,273
John Wiley & Sons, Inc. — Class A	926	40,688
Cogent Communications Holdings, Inc.[1]	712	39,231
ATN International, Inc.	453	26,442
News Corp. — Class A	1,733	24,123
Meredith Corp.	622	22,803
TEGNA, Inc.	1,268	19,692
Alphabet, Inc. — Class C*	15	18,285
Facebook, Inc. — Class A*	88	15,671
Total Communications		607,335
Financial - 9.0%
Equity Commonwealth REIT[1]	2,672	91,516
Apartment Investment & Management Co. — Class A REIT[1]	1,738	90,619
Medical Properties Trust, Inc. REIT[1]	4,164	81,448
HCP, Inc. REIT[1]	1,948	69,407
Hartford Financial Services Group, Inc.[1]	632	38,306
Deluxe Corp.	722	35,493
Host Hotels & Resorts, Inc. REIT[1]	1,841	31,831
Northern Trust Corp.[1]	302	28,183
Summit Hotel Properties, Inc. REIT	2,404	27,887
JPMorgan Chase & Co.[1]	180	21,184
Principal Financial Group, Inc.	346	19,770
State Street Corp.	315	18,645
Bank of New York Mellon Corp.	395	17,858
Citigroup, Inc.	247	17,063
Comerica, Inc.	255	16,827
Total Financial		606,037
Consumer, Cyclical - 8.3%
Delta Air Lines, Inc.[1]	1,078	62,093
Southwest Airlines Co.[1]	1,046	56,494
Allison Transmission Holdings, Inc.[1]	1,182	55,613
United Airlines Holdings, Inc.*,1	580	51,278
JetBlue Airways Corp.*,1	2,957	49,530
World Fuel Services Corp.	1,167	46,610
Toll Brothers, Inc.	846	34,728
Alaska Air Group, Inc.[1]	522	33,883
BorgWarner, Inc.	896	32,865
Brinker International, Inc.	660	28,162
General Motors Co.	667	24,999
Lear Corp.[1]	211	24,877
Walgreens Boots Alliance, Inc.	431	23,839
PACCAR, Inc.[1]	256	17,923
Lions Gate Entertainment Corp. — Class A*	1,535	14,199
Total Consumer, Cyclical		557,093
Technology - 0.9%
Skyworks Solutions, Inc.	283	22,428
Diodes, Inc.*	477	19,151
Oracle Corp.[1]	305	16,784
Total Technology		58,363
Basic Materials - 0.5%
Westlake Chemical Corp.[1]	260	17,035
Domtar Corp.	429	15,363
Total Basic Materials		32,398
Total Common Stocks
(Cost $6,470,056)		6,590,982

MONEY MARKET FUND† - 4.7%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares 1.79%[2]	317,002	317,002
Total Money Market Fund
(Cost $317,002)		317,002
Total Investments - 103.1%
(Cost $6,787,058)		$6,907,984
Other Assets & Liabilities, net - (3.1)%		(208,732)
Total Net Assets - 100.0%		$6,699,252

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements ††
Goldman Sachs International	GS Equity Custom Basket	2.28%	At Maturity	05/06/24	$533,721	$14,782

Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements †† (continued)
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	2.25%	At Maturity	02/01/24	$533,721	$12,816
					$1,067,442	$27,598

OTC Custom Basket Swap Agreements Sold Short ††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	(1.55)%	At Maturity	02/01/24	$3,117,822	$(143,474)
Goldman Sachs International	GS Equity Custom Basket	(1.63)%	At Maturity	05/06/24	2,998,364	(60,883)
					$6,116,186	$(204,357)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation
MS EQUITY LONG CUSTOM BASKET
Pilgrim's Pride Corp.*	144	0.87%	$1,600
Tyson Foods, Inc. — Class A	61	0.99%	1,506
Saia, Inc.*	46	0.82%	1,505
World Fuel Services Corp.	116	0.88%	1,248
FirstEnergy Corp.	113	1.02%	1,096
Kimberly-Clark Corp.	30	0.80%	888
McKesson Corp.	94	2.41%	864
Portland General Electric Co.	101	1.07%	781
CVS Health Corp.	78	0.92%	780
Zimmer Biomet Holdings, Inc.	36	0.93%	677
Kinder Morgan, Inc.	300	1.16%	671
Delta Air Lines, Inc.	80	0.86%	612
ONEOK, Inc.	94	1.30%	609
Marathon Petroleum Corp.	74	0.84%	600
Sysco Corp.	43	0.64%	592
Molson Coors Brewing Co. — Class B	266	2.87%	585
Pinnacle West Capital Corp.	60	1.09%	581
HCP, Inc.	145	0.97%	534
Medical Properties Trust, Inc.	311	1.14%	513
TEGNA, Inc.	126	0.37%	505
United Parcel Service, Inc. — Class B	46	1.03%	499
Medtronic plc	26	0.53%	477
Deluxe Corp.	54	0.50%	460
Merck & Company, Inc.	66	1.04%	457
Hartford Financial Services Group, Inc.	47	0.53%	439
Knight-Swift Transportation Holdings, Inc.	87	0.59%	428
United Airlines Holdings, Inc.*	43	0.71%	425
Kansas City Southern	23	0.57%	420
Ameren Corp.	70	1.05%	412
Old Dominion Freight Line, Inc.	15	0.48%	402
Marten Transport Ltd.	101	0.39%	399
J.B. Hunt Transport Services, Inc.	32	0.66%	395
Heartland Express, Inc.	170	0.69%	393
Alaska Air Group, Inc.	39	0.47%	387
Equity Commonwealth	199	1.28%	386
Delek US Holdings, Inc.	108	0.73%	373
Hologic, Inc.*	65	0.61%	366
Omnicom Group, Inc.	67	0.98%	364
Cummins, Inc.	22	0.67%	351
Colgate-Palmolive Co.	46	0.63%	336
Toll Brothers, Inc.	63	0.48%	334
Baxter International, Inc.	39	0.64%	327
Southwest Airlines Co.	78	0.79%	326
Cardinal Health, Inc.	126	1.11%	309
US Foods Holding Corp.*	46	0.35%	307
Landstar System, Inc.	36	0.76%	292
Hill-Rom Holdings, Inc.	32	0.63%	283
Southern Co.	37	0.43%	282
HollyFrontier Corp.	96	0.96%	271
Phillips 66	52	1.00%	267
General Mills, Inc.	54	0.56%	256
Central Garden & Pet Co. — Class A*	57	0.30%	243
Agilent Technologies, Inc.	27	0.39%	238
JPMorgan Chase & Co.	13	0.29%	235
Kellogg Co.	29	0.35%	235
Apartment Investment & Management Co. — Class A	129	1.26%	231
PepsiCo, Inc.	32	0.82%	231
Campbell Soup Co.	40	0.35%	229
Diodes, Inc.*	35	0.26%	220
AMERCO	8	0.58%	214
News Corp. — Class A	129	0.34%	208
Amgen, Inc.	31	1.12%	203
Allison Transmission Holdings, Inc.	88	0.78%	194
Werner Enterprises, Inc.	92	0.61%	188
Kroger Co.	124	0.60%	185
Schneider National, Inc. — Class B	191	0.78%	181
Echo Global Logistics, Inc.*	102	0.43%	172
Avista Corp.	60	0.54%	164
Becton Dickinson and Co.	15	0.71%	163
Skyworks Solutions, Inc.	24	0.36%	155
JetBlue Airways Corp.*	220	0.69%	150
Eli Lilly & Co.	27	0.57%	142
Hormel Foods Corp.	59	0.48%	138
OGE Energy Corp.	56	0.48%	138
Lamb Weston Holdings, Inc.	27	0.37%	121
ATN International, Inc.	33	0.36%	117
Brinker International, Inc.	49	0.39%	113
Parker-Hannifin Corp.	7	0.24%	111
Biogen, Inc.*	9	0.39%	99
PACCAR, Inc.	19	0.25%	95
Verizon Communications, Inc.	100	1.13%	90
Alphabet, Inc. — Class C*	1	0.23%	86
Northern Trust Corp.	22	0.38%	85
Avnet, Inc.	30	0.25%	82
Public Service Enterprise Group, Inc.	33	0.38%	82
Facebook, Inc. — Class A*	6	0.20%	73
PPL Corp.	163	0.96%	54
ManpowerGroup, Inc.	24	0.38%	53
Oshkosh Corp.	16	0.23%	49
Oracle Corp.	22	0.23%	49
Summit Hotel Properties, Inc.	179	0.39%	30
Forward Air Corp.	37	0.44%	19
Caterpillar, Inc.	9	0.21%	15

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
State Street Corp.	23	0.26%	$8
Philip Morris International, Inc.	42	0.60%	7
Bank of New York Mellon Corp.	29	0.25%	2
Valero Energy Corp.	59	0.94%	(5)
Jazz Pharmaceuticals plc*	17	0.41%	(14)
Thermo Fisher Scientific, Inc.	10	0.55%	(16)
Westlake Chemical Corp.	19	0.23%	(25)
Gilead Sciences, Inc.	85	1.01%	(27)
Citigroup, Inc.	18	0.23%	(32)
Textron, Inc.	27	0.25%	(33)
JM Smucker Co.	21	0.43%	(34)
STERIS plc	13	0.35%	(36)
John Wiley & Sons, Inc. — Class A	69	0.57%	(36)
Scholastic Corp.	85	0.60%	(41)
Norfolk Southern Corp.	15	0.50%	(41)
Principal Financial Group, Inc.	25	0.27%	(48)
Comerica, Inc.	19	0.23%	(78)
Targa Resources Corp.	56	0.42%	(81)
AmerisourceBergen Corp. — Class A	105	1.62%	(85)
Post Holdings, Inc.*	28	0.56%	(92)
AES Corp.	163	0.50%	(108)
Regeneron Pharmaceuticals, Inc.*	6	0.31%	(109)
Union Pacific Corp.	10	0.30%	(113)
Host Hotels & Resorts, Inc.	137	0.44%	(113)
Vishay Intertechnology, Inc.	83	0.26%	(119)
General Motors Co.	49	0.34%	(120)
TrueBlue, Inc.*	78	0.31%	(134)
Johnson & Johnson	18	0.44%	(149)
Discovery, Inc. — Class A*	126	0.63%	(154)
Integer Holdings Corp.*	27	0.38%	(156)
Exelon Corp.	75	0.68%	(167)
Kraft Heinz Co.	46	0.24%	(216)
Walgreens Boots Alliance, Inc.	32	0.33%	(221)
Chevron Corp.	53	1.18%	(222)
B&G Foods, Inc.	68	0.24%	(222)
Lear Corp.	15	0.33%	(224)
Cogent Communications Holdings, Inc.	70	0.72%	(226)
Archer-Daniels-Midland Co.	165	1.27%	(234)
Waters Corp.*	9	0.38%	(235)
BorgWarner, Inc.	66	0.45%	(254)
CSX Corp.	65	0.84%	(268)
Darling Ingredients, Inc.*	167	0.60%	(284)
Kennametal, Inc.	72	0.41%	(321)
Domtar Corp.	153	1.03%	(339)
Innoviva, Inc.*	133	0.26%	(419)
Alexion Pharmaceuticals, Inc.*	15	0.28%	(424)
Cal-Maine Foods, Inc.	107	0.80%	(435)
Williams Companies, Inc.	169	0.76%	(533)

AMC Networks, Inc. — Class A*	78	0.72%	(555)
Lions Gate Entertainment Corp. — Class A*	664	1.15%	(560)
H&R Block, Inc.	141	0.62%	(620)
Exxon Mobil Corp.	88	1.16%	(664)
Pfizer, Inc.	126	0.85%	(767)
Ingredion, Inc.	70	1.07%	(783)
Meredith Corp.	46	0.32%	(947)
Renewable Energy Group, Inc.*	125	0.35%	(956)
FedEx Corp.	33	0.90%	(1,007)
PBF Energy, Inc. — Class A	129	0.66%	(1,118)
Herbalife Nutrition Ltd.*	89	0.63%	(1,288)
National Fuel Gas Co.	103	0.91%	(1,443)
Shenandoah Telecommunications Co.	109	0.65%	(1,560)
Unit Corp.*	1,139	0.72%	(1,740)
Total MS Equity Long Custom Basket			$12,816

MS EQUITY SHORT CUSTOM BASKET
Core Laboratories N.V.	377	(0.57)%	$7,967
PTC, Inc.*	376	(0.83)%	7,941
Fortive Corp.	543	(1.20)%	7,166
Allegheny Technologies, Inc.*	1,088	(0.72)%	6,295
National Oilwell Varco, Inc.	972	(0.67)%	5,800
Diamondback Energy, Inc.	291	(0.84)%	5,405
FireEye, Inc.*	1,231	(0.53)%	4,563
WR Grace & Co.	474	(1.01)%	4,479
Autodesk, Inc.*	176	(0.83)%	4,458
Palo Alto Networks, Inc.*	114	(0.75)%	4,269
Workday, Inc. — Class A*	101	(0.55)%	4,223
Schlumberger Ltd.	672	(0.74)%	2,946
ServiceNow, Inc.*	76	(0.62)%	2,551
Guardant Health, Inc.*	108	(0.22)%	2,336
International Flavors & Fragrances, Inc.	138	(0.54)%	1,956
Southern Copper Corp.	505	(0.55)%	1,580
Roper Technologies, Inc.	91	(1.04)%	1,568
Rollins, Inc.	437	(0.48)%	1,507
Wingstop, Inc.	228	(0.64)%	1,487
CNO Financial Group, Inc.	704	(0.36)%	1,437
Hudson Pacific Properties, Inc.	1,362	(1.46)%	1,398
EPAM Systems, Inc.*	90	(0.53)%	1,138
People's United Financial, Inc.	1,091	(0.55)%	1,103
Okta, Inc.*	40	(0.13)%	973
Alarm.com Holdings, Inc.*	65	(0.10)%	939
CVB Financial Corp.	716	(0.48)%	933
Appian Corp.*	118	(0.18)%	923
Fair Isaac Corp.*	64	(0.62)%	912
Everbridge, Inc.*	35	(0.07)%	887

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Signature Bank	95	(0.36)%	$824
Planet Fitness, Inc. — Class A*	45	(0.08)%	786
MongoDB, Inc.*	21	(0.08)%	779
Kaiser Aluminum Corp.	142	(0.45)%	675
Ares Management Corp. — Class A	518	(0.45)%	669
First Republic Bank	242	(0.75)%	668
WesBanco, Inc.	279	(0.33)%	654
Twilio, Inc. — Class A*	24	(0.08)%	650
Trade Desk, Inc. — Class A*	15	(0.09)%	584
Glacier Bancorp, Inc.	383	(0.50)%	536
Chegg, Inc.*	78	(0.07)%	534
Zendesk, Inc.*	37	(0.09)%	517
salesforce.com, Inc.*	46	(0.22)%	475
Qualys, Inc.*	39	(0.09)%	461
MSCI, Inc. — Class A	21	(0.15)%	455
HEICO Corp.	37	(0.15)%	431
PayPal Holdings, Inc.*	43	(0.14)%	409
MercadoLibre, Inc.*	6	(0.11)%	374
PROS Holdings, Inc.*	51	(0.10)%	367
HubSpot, Inc.*	19	(0.09)%	359
Mastercard, Inc. — Class A	36	(0.31)%	357
Blackline, Inc.*	70	(0.11)%	357
VeriSign, Inc.*	16	(0.10)%	310
Amazon.com, Inc.*	7	(0.39)%	272
Avalara, Inc.*	73	(0.16)%	251
BankUnited, Inc.	338	(0.36)%	246
Adobe, Inc.*	17	(0.15)%	235
IDEXX Laboratories, Inc.*	12	(0.10)%	209
Intuit, Inc.	13	(0.11)%	185
Coupa Software, Inc.*	42	(0.17)%	185
Appfolio, Inc. — Class A*	32	(0.10)%	164
Universal Display Corp.	17	(0.09)%	161
Paycom Software, Inc.*	15	(0.10)%	140
Charter Communications, Inc. — Class A*	32	(0.42)%	136
BOK Financial Corp.	335	(0.85)%	130
Alteryx, Inc. — Class A*	36	(0.12)%	114
Accenture plc — Class A	35	(0.22)%	85
Veeva Systems, Inc. — Class A*	20	(0.10)%	82
Casella Waste Systems, Inc. — Class A*	227	(0.31)%	50
Atlassian Corporation plc — Class A*	25	(0.10)%	1
California Water Service Group	184	(0.31)%	-
Intuitive Surgical, Inc.*	7	(0.12)%	(57)
Aspen Technology, Inc.*	26	(0.10)%	(77)
Copart, Inc.*	108	(0.28)%	(90)
Exponent, Inc.	237	(0.53)%	(127)
Federal Realty Investment Trust	107	(0.47)%	(137)
American Campus Communities, Inc.	239	(0.37)%	(153)
Verisk Analytics, Inc. — Class A	86	(0.44)%	(155)

ANSYS, Inc.*	17	(0.12)%	(164)
Q2 Holdings, Inc.*	42	(0.11)%	(174)
Paylocity Holding Corp.*	33	(0.10)%	(187)
Boeing Co.	29	(0.35)%	(226)
S&P Global, Inc.	52	(0.41)%	(248)
Toro Co.	291	(0.68)%	(253)
Sensient Technologies Corp.	174	(0.38)%	(258)
Synopsys, Inc.*	181	(0.80)%	(273)
Elastic N.V.*	35	(0.09)%	(275)
Advanced Micro Devices, Inc.*	155	(0.14)%	(277)
Wyndham Hotels & Resorts, Inc.	259	(0.43)%	(292)
CME Group, Inc. — Class A	54	(0.37)%	(346)
Five9, Inc.*	71	(0.12)%	(395)
Columbia Financial, Inc.*	699	(0.35)%	(465)
DocuSign, Inc.*	65	(0.13)%	(480)
CoStar Group, Inc.*	13	(0.25)%	(496)
Healthcare Realty Trust, Inc.	347	(0.37)%	(512)
Avery Dennison Corp.	128	(0.47)%	(513)
South Jersey Industries, Inc.	952	(1.00)%	(695)
Monolithic Power Systems, Inc.	35	(0.17)%	(708)
Douglas Emmett, Inc.	347	(0.48)%	(708)
Tyler Technologies, Inc.*	27	(0.23)%	(810)
McDonald's Corp.	65	(0.45)%	(826)
Cintas Corp.	20	(0.17)%	(835)
NIKE, Inc. — Class B	78	(0.23)%	(846)
Pebblebrook Hotel Trust	734	(0.65)%	(850)
PPG Industries, Inc.	88	(0.33)%	(892)
Linde plc	160	(0.99)%	(896)
New York Community Bancorp, Inc.	1,241	(0.50)%	(913)
WEC Energy Group, Inc.	170	(0.52)%	(1,003)
Atmos Energy Corp.	95	(0.35)%	(1,040)
Liberty Property Trust	649	(1.07)%	(1,107)
Digital Realty Trust, Inc.	90	(0.37)%	(1,109)
AMETEK, Inc.	381	(1.12)%	(1,111)
Compass Minerals International, Inc.	342	(0.62)%	(1,119)
American States Water Co.	185	(0.53)%	(1,172)
Capitol Federal Financial, Inc.	2,430	(1.07)%	(1,189)
Valley National Bancorp	2,039	(0.71)%	(1,216)
Intercontinental Exchange, Inc.	112	(0.33)%	(1,240)
NewMarket Corp.	32	(0.48)%	(1,286)
Old National Bancorp	1,630	(0.90)%	(1,360)
CubeSmart	503	(0.56)%	(1,394)
Fastenal Co.	724	(0.76)%	(1,407)
Assurant, Inc.	98	(0.40)%	(1,412)
Bright Horizons Family Solutions, Inc.*	119	(0.58)%	(1,467)
Alexandria Real Estate Equities, Inc.	133	(0.66)%	(1,474)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Depreciation
Essex Property Trust, Inc.	43	(0.45)%	$(1,510)
American Water Works Company, Inc.	178	(0.71)%	(1,555)
Pegasystems, Inc.	445	(0.97)%	(1,642)
WP Carey, Inc.	213	(0.61)%	(1,709)
First Financial Bankshares, Inc.	804	(0.86)%	(1,773)
UDR, Inc.	599	(0.93)%	(1,888)
Realty Income Corp.	597	(1.47)%	(1,928)
Air Products & Chemicals, Inc.	57	(0.41)%	(1,950)
Proofpoint, Inc.*	161	(0.67)%	(1,976)
Materion Corp.	418	(0.82)%	(2,063)
Extra Space Storage, Inc.	141	(0.53)%	(2,111)
STORE Capital Corp.	662	(0.79)%	(2,183)
American Tower Corp. — Class A	105	(0.74)%	(2,185)
Pool Corp.	55	(0.36)%	(2,247)
AptarGroup, Inc.	184	(0.70)%	(2,379)
Equity Residential	263	(0.73)%	(2,473)
Woodward, Inc.	196	(0.68)%	(2,619)
American Homes 4 Rent — Class A	798	(0.66)%	(2,636)
Axis Capital Holdings Ltd.	285	(0.61)%	(2,749)
Balchem Corp.	268	(0.85)%	(2,905)
Camden Property Trust	260	(0.93)%	(2,933)
First Industrial Realty Trust, Inc.	522	(0.66)%	(3,104)
Washington Federal, Inc.	407	(0.48)%	(3,134)
MarketAxess Holdings, Inc.	43	(0.45)%	(3,290)
RPM International, Inc.	395	(0.87)%	(3,381)
Guidewire Software, Inc.*	343	(1.16)%	(3,600)
Agree Realty Corp.	552	(1.30)%	(3,870)
Crown Castle International Corp.	318	(1.42)%	(4,037)
EastGroup Properties, Inc.	311	(1.25)%	(4,122)
NextEra Energy, Inc.	109	(0.81)%	(4,175)
Invitation Homes, Inc.	780	(0.74)%	(4,259)
Welltower, Inc.	473	(1.38)%	(4,448)
Vulcan Materials Co.	134	(0.65)%	(4,684)
Dominion Energy, Inc.	1,124	(2.92)%	(4,768)
Everest Re Group Ltd.	101	(0.86)%	(5,053)
Scotts Miracle-Gro Co. — Class A	219	(0.72)%	(5,318)
Ball Corp.	401	(0.94)%	(5,416)
Equity LifeStyle Properties, Inc.	199	(0.85)%	(5,558)
IHS Markit Ltd.*	712	(1.53)%	(5,662)
SBA Communications Corp.	176	(1.36)%	(6,150)
Martin Marietta Materials, Inc.	96	(0.84)%	(6,378)
Equinix, Inc.	54	(1.00)%	(6,884)
Sherwin-Williams Co.	66	(1.16)%	(7,275)
TransDigm Group, Inc.	103	(1.72)%	(7,301)
RLI Corp.	385	(1.15)%	(7,516)
TransUnion	512	(1.33)%	(7,652)
Terreno Realty Corp.	771	(1.26)%	(8,268)
Americold Realty Trust	1,123	(1.34)%	(8,677)
Rexford Industrial Realty, Inc.	1,127	(1.59)%	(10,581)
Sun Communities, Inc.	356	(1.70)%	(10,801)
Total MS Equity Short Custom Basket			$(143,474)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
GS EQUITY LONG CUSTOM BASKET
Saia, Inc.*	46	0.82%	$1,566
HollyFrontier Corp.	96	0.97%	1,260
Molson Coors Brewing Co. — Class B	266	2.88%	1,006
Marathon Petroleum Corp.	74	0.85%	961
Phillips 66	52	1.00%	920
United Parcel Service, Inc. — Class B	46	1.03%	911
World Fuel Services Corp.	116	0.87%	785
ONEOK, Inc.	94	1.30%	749
J.B. Hunt Transport Services, Inc.	32	0.66%	728
Pilgrim's Pride Corp.*	144	0.86%	722
Schneider National, Inc. — Class B	191	0.78%	718
CVS Health Corp.	78	0.92%	710
FirstEnergy Corp.	113	1.02%	619
Zimmer Biomet Holdings, Inc.	36	0.93%	604
HCP, Inc.	145	0.97%	595
Amgen, Inc.	31	1.12%	586
Werner Enterprises, Inc.	92	0.61%	535
Valero Energy Corp.	59	0.94%	524
Medical Properties Trust, Inc.	311	1.14%	479
Cardinal Health, Inc.	126	1.11%	478
Heartland Express, Inc.	170	0.69%	473
Knight-Swift Transportation Holdings, Inc.	87	0.59%	456
Deluxe Corp.	54	0.50%	441
Old Dominion Freight Line, Inc.	15	0.48%	438
Scholastic Corp.	85	0.60%	402
Landstar System, Inc.	36	0.76%	393
Baxter International, Inc.	39	0.64%	383
Ameren Corp.	70	1.05%	358
Verizon Communications, Inc.	100	1.13%	353
Kansas City Southern	23	0.57%	318
Marten Transport Ltd.	101	0.39%	292
Medtronic plc	26	0.53%	288
Sysco Corp.	43	0.64%	286
Toll Brothers, Inc.	63	0.48%	284
News Corp. — Class A	129	0.34%	273
Allison Transmission Holdings, Inc.	88	0.78%	273
Southwest Airlines Co.	78	0.79%	268
Southern Co.	37	0.43%	263
United Airlines Holdings, Inc.*	43	0.71%	243
Becton Dickinson and Co.	15	0.71%	239
Hartford Financial Services Group, Inc.	47	0.53%	238
Tyson Foods, Inc. — Class A	61	0.98%	234
Echo Global Logistics, Inc.*	102	0.43%	228
Portland General Electric Co.	101	1.07%	227
Kimberly-Clark Corp.	30	0.80%	223
Diodes, Inc.*	35	0.26%	219
Kellogg Co.	29	0.35%	218
Delta Air Lines, Inc.	80	0.86%	218
Campbell Soup Co.	40	0.35%	212
McKesson Corp.	94	2.41%	201
US Foods Holding Corp.*	46	0.35%	199
Forward Air Corp.	37	0.44%	192
Hologic, Inc.*	65	0.61%	177
Agilent Technologies, Inc.	27	0.39%	177
Alaska Air Group, Inc.	39	0.47%	162
General Mills, Inc.	54	0.56%	149
Archer-Daniels-Midland Co.	165	1.27%	149
Central Garden & Pet Co. — Class A*	57	0.30%	145
PPL Corp.	163	0.96%	143
Alphabet, Inc. — Class C*	1	0.23%	140
Kroger Co.	124	0.60%	139
OGE Energy Corp.	56	0.48%	139
Waters Corp.*	9	0.38%	138
Brinker International, Inc.	49	0.39%	135
Hormel Foods Corp.	59	0.48%	132
Equity Commonwealth	199	1.28%	131
Apartment Investment & Management Co. — Class A	129	1.26%	130
PBF Energy, Inc. — Class A	129	0.66%	128
Renewable Energy Group, Inc.*	125	0.35%	127
PepsiCo, Inc.	32	0.82%	125
Avista Corp.	60	0.54%	124
Eli Lilly & Co.	27	0.57%	115
Skyworks Solutions, Inc.	24	0.36%	112
Lamb Weston Holdings, Inc.	27	0.37%	110
Northern Trust Corp.	22	0.38%	107
Ingredion, Inc.	70	1.07%	106
Parker-Hannifin Corp.	7	0.24%	95
Targa Resources Corp.	56	0.42%	95
JPMorgan Chase & Co.	13	0.29%	91
Vishay Intertechnology, Inc.	83	0.26%	90
Merck & Company, Inc.	66	1.04%	79
Walgreens Boots Alliance, Inc.	32	0.33%	78
TEGNA, Inc.	126	0.37%	77
Delek US Holdings, Inc.	108	0.73%	76
Westlake Chemical Corp.	19	0.23%	57
Public Service Enterprise Group, Inc.	33	0.38%	52
Hill-Rom Holdings, Inc.	32	0.63%	48
Pinnacle West Capital Corp.	60	1.09%	41
Biogen, Inc.*	9	0.39%	34
Oracle Corp.	22	0.23%	24
Colgate-Palmolive Co.	46	0.63%	8
Textron, Inc.	27	0.25%	8
Post Holdings, Inc.*	28	0.56%	6
PACCAR, Inc.	19	0.25%	4
Facebook, Inc. — Class A*	6	0.20%	-
State Street Corp.	23	0.26%	(2)
Avnet, Inc.	30	0.25%	(3)
AES Corp.	163	0.50%	(7)
Jazz Pharmaceuticals plc*	17	0.41%	(7)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Bank of New York Mellon Corp.	29	0.25%	$(8)
Caterpillar, Inc.	9	0.21%	(9)
AMERCO	8	0.58%	(10)
Thermo Fisher Scientific, Inc.	10	0.55%	(13)
Summit Hotel Properties, Inc.	179	0.39%	(25)
TrueBlue, Inc.*	78	0.31%	(26)
Cummins, Inc.	22	0.67%	(34)
Oshkosh Corp.	16	0.23%	(38)
STERIS plc	13	0.35%	(39)
Citigroup, Inc.	18	0.23%	(42)
Kinder Morgan, Inc.	300	1.16%	(51)
Darling Ingredients, Inc.*	167	0.60%	(52)
Integer Holdings Corp.*	27	0.38%	(57)
Omnicom Group, Inc.	67	0.98%	(61)
Exelon Corp.	75	0.68%	(68)
Principal Financial Group, Inc.	25	0.27%	(72)
Comerica, Inc.	19	0.23%	(75)
Philip Morris International, Inc.	42	0.60%	(93)
John Wiley & Sons, Inc. — Class A	69	0.57%	(93)
Kraft Heinz Co.	46	0.24%	(106)
General Motors Co.	49	0.34%	(107)
Regeneron Pharmaceuticals, Inc.*	6	0.31%	(127)
Cal-Maine Foods, Inc.	107	0.80%	(130)
ATN International, Inc.	33	0.36%	(130)
Union Pacific Corp.	10	0.30%	(133)
Chevron Corp.	53	1.18%	(136)
Domtar Corp.	153	1.03%	(148)
AmerisourceBergen Corp. — Class A	105	1.62%	(152)
Host Hotels & Resorts, Inc.	137	0.44%	(155)
Kennametal, Inc.	72	0.41%	(177)
Johnson & Johnson	18	0.44%	(187)
ManpowerGroup, Inc.	24	0.38%	(199)
Gilead Sciences, Inc.	85	1.01%	(231)
BorgWarner, Inc.	66	0.45%	(258)
JM Smucker Co.	21	0.43%	(275)
B&G Foods, Inc.	68	0.24%	(276)
Lear Corp.	15	0.33%	(281)
Lions Gate Entertainment Corp. — Class A*	664	1.15%	(287)
Alexion Pharmaceuticals, Inc.*	15	0.28%	(288)
Norfolk Southern Corp.	15	0.50%	(290)
Discovery, Inc. — Class A*	126	0.63%	(295)
Cogent Communications Holdings, Inc.	70	0.72%	(361)
Exxon Mobil Corp.	88	1.16%	(372)
AMC Networks, Inc. — Class A*	78	0.72%	(424)
Innoviva, Inc.*	133	0.26%	(450)
FedEx Corp.	33	0.90%	(458)
Herbalife Nutrition Ltd.*	89	0.63%	(511)
JetBlue Airways Corp.*	220	0.69%	(515)
Williams Companies, Inc.	169	0.76%	(603)
CSX Corp.	65	0.84%	(606)
National Fuel Gas Co.	103	0.91%	(621)
Meredith Corp.	46	0.32%	(660)
H&R Block, Inc.	141	0.62%	(678)
Shenandoah Telecommunications Co.	109	0.65%	(685)
Pfizer, Inc.	126	0.85%	(849)
Unit Corp.*	1,139	0.72%	(1,164)
Total GS Equity Long Custom Basket			$14,782

GS EQUITY SHORT CUSTOM BASKET
PTC, Inc.*	376	(0.84)%	$7,580
Fortive Corp.	543	(1.23)%	5,819
Workday, Inc. — Class A*	101	(0.56)%	4,749
Allegheny Technologies, Inc.*	1,088	(0.72)%	4,156
International Flavors & Fragrances, Inc.	138	(0.56)%	4,065
WR Grace & Co.	474	(1.06)%	3,688
Diamondback Energy, Inc.	291	(0.87)%	3,262
ServiceNow, Inc.*	76	(0.64)%	3,000
Autodesk, Inc.*	176	(0.87)%	2,802
FireEye, Inc.*	1,231	(0.55)%	1,779
Roper Technologies, Inc.	91	(1.08)%	1,756
Schlumberger Ltd.	672	(0.77)%	1,693
Materion Corp.	418	(0.86)%	1,601
Guardant Health, Inc.*	108	(0.23)%	1,579
Southern Copper Corp.	505	(0.57)%	1,555
Wingstop, Inc.	228	(0.66)%	1,532
Rollins, Inc.	437	(0.50)%	1,516
Core Laboratories N.V.	377	(0.59)%	1,508
Fair Isaac Corp.*	64	(0.65)%	1,435
Linde plc	160	(1.03)%	1,430
Okta, Inc.*	40	(0.13)%	1,369
Everbridge, Inc.*	35	(0.07)%	1,299
Woodward, Inc.	196	(0.70)%	1,217
Pegasystems, Inc.	445	(1.01)%	1,161
Hudson Pacific Properties, Inc.	1,362	(1.52)%	1,141
Wyndham Hotels & Resorts, Inc.	259	(0.45)%	1,137
EPAM Systems, Inc.*	90	(0.55)%	1,092
Chegg, Inc.*	78	(0.08)%	1,081
MongoDB, Inc.*	21	(0.08)%	928
Twilio, Inc. — Class A*	24	(0.09)%	889
Avalara, Inc.*	73	(0.16)%	868
Sensient Technologies Corp.	174	(0.40)%	865
Amazon.com, Inc.*	7	(0.41)%	860
Coupa Software, Inc.*	42	(0.18)%	781
Trade Desk, Inc. — Class A*	15	(0.09)%	760
AptarGroup, Inc.	184	(0.73)%	760
Appian Corp.*	118	(0.19)%	746
Ares Management Corp. — Class A	518	(0.46)%	742
Zendesk, Inc.*	37	(0.09)%	687
Universal Display Corp.	17	(0.10)%	676
People's United Financial, Inc.	1,091	(0.57)%	638
Elastic N.V.*	35	(0.10)%	601
HubSpot, Inc.*	19	(0.10)%	578

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Planet Fitness, Inc. — Class A*	45	(0.09)%	$573
Alteryx, Inc. — Class A*	36	(0.13)%	533
Advanced Micro Devices, Inc.*	155	(0.15)%	530
MercadoLibre, Inc.*	6	(0.11)%	519
HEICO Corp.	37	(0.15)%	513
PayPal Holdings, Inc.*	43	(0.15)%	473
Alarm.com Holdings, Inc.*	65	(0.10)%	468
VeriSign, Inc.*	16	(0.10)%	432
Paycom Software, Inc.*	15	(0.10)%	407
Veeva Systems, Inc. — Class A*	20	(0.10)%	373
CVB Financial Corp.	716	(0.50)%	358
MarketAxess Holdings, Inc.	43	(0.47)%	355
Qualys, Inc.*	39	(0.10)%	346
Aspen Technology, Inc.*	26	(0.11)%	303
Paylocity Holding Corp.*	33	(0.11)%	273
Atlassian Corporation plc — Class A*	25	(0.10)%	262
MSCI, Inc. — Class A	21	(0.15)%	259
CNO Financial Group, Inc.	704	(0.37)%	232
First Republic Bank	242	(0.78)%	197
IDEXX Laboratories, Inc.*	12	(0.11)%	170
Charter Communications, Inc. — Class A*	32	(0.44)%	162
Appfolio, Inc. — Class A*	32	(0.10)%	148
PROS Holdings, Inc.*	51	(0.10)%	132
Accenture plc — Class A	35	(0.22)%	105
Signature Bank	95	(0.38)%	105
National Oilwell Varco, Inc.	972	(0.69)%	96
salesforce.com, Inc.*	46	(0.23)%	66
Blackline, Inc.*	70	(0.11)%	64
Casella Waste Systems, Inc. — Class A*	227	(0.33)%	63
Q2 Holdings, Inc.*	42	(0.11)%	57
Compass Minerals International, Inc.	342	(0.64)%	51
California Water Service Group	184	(0.32)%	21
Capitol Federal Financial, Inc.	2,430	(1.12)%	–
Adobe, Inc.*	17	(0.16)%	(4)
Visa, Inc. — Class A	38	(0.22)%	(36)
BankUnited, Inc.	338	(0.38)%	(41)
Copart, Inc.*	108	(0.29)%	(92)
Exponent, Inc.	237	(0.55)%	(97)
Boeing Co.	29	(0.37)%	(102)
Intuit, Inc.	13	(0.12)%	(105)
Glacier Bancorp, Inc.	383	(0.52)%	(111)
Verisk Analytics, Inc. — Class A	86	(0.45)%	(145)
PPG Industries, Inc.	88	(0.35)%	(146)
Air Products & Chemicals, Inc.	57	(0.42)%	(160)
Mastercard, Inc. — Class A	36	(0.33)%	(161)
Avery Dennison Corp.	128	(0.48)%	(166)
Intuitive Surgical, Inc.*	7	(0.13)%	(172)
Synopsys, Inc.*	181	(0.83)%	(201)
S&P Global, Inc.	52	(0.42)%	(213)
Toro Co.	291	(0.71)%	(218)
American Campus Communities, Inc.	239	(0.38)%	(270)

Five9, Inc.*	71	(0.13)%	(328)
Palo Alto Networks, Inc.*	114	(0.77)%	(347)
ANSYS, Inc.*	17	(0.13)%	(390)
Alexandria Real Estate Equities, Inc.	133	(0.68)%	(400)
Healthcare Realty Trust, Inc.	347	(0.39)%	(409)
CubeSmart	503	(0.59)%	(417)
CoStar Group, Inc.*	13	(0.26)%	(450)
WesBanco, Inc.	279	(0.35)%	(485)
Bright Horizons Family Solutions, Inc.*	119	(0.61)%	(525)
Columbia Financial, Inc.*	699	(0.37)%	(601)
Federal Realty Investment Trust	107	(0.49)%	(630)
McDonald's Corp.	65	(0.47)%	(631)
Pebblebrook Hotel Trust	734	(0.68)%	(647)
Douglas Emmett, Inc.	347	(0.50)%	(677)
Balchem Corp.	268	(0.89)%	(681)
Cintas Corp.	20	(0.18)%	(716)
CME Group, Inc. — Class A	54	(0.38)%	(744)
Tyler Technologies, Inc.*	27	(0.24)%	(786)
DocuSign, Inc.*	65	(0.13)%	(791)
Intercontinental Exchange, Inc.	112	(0.34)%	(821)
NIKE, Inc. — Class B	78	(0.24)%	(831)
Liberty Property Trust	780	(1.34)%	(832)
Monolithic Power Systems, Inc.	35	(0.18)%	(856)
BOK Financial Corp.	335	(0.88)%	(858)
Pool Corp.	55	(0.37)%	(873)
Valley National Bancorp	2,039	(0.74)%	(897)
American Homes 4 Rent — Class A	798	(0.69)%	(934)
Kaiser Aluminum Corp.	142	(0.47)%	(964)
WEC Energy Group, Inc.	170	(0.54)%	(979)
WP Carey, Inc.	213	(0.64)%	(982)
AMETEK, Inc.	381	(1.17)%	(985)
Crown Castle International Corp.	318	(1.47)%	(989)
Old National Bancorp	1,630	(0.94)%	(1,002)
South Jersey Industries, Inc.	952	(1.04)%	(1,009)
Digital Realty Trust, Inc.	90	(0.39)%	(1,025)
Atmos Energy Corp.	95	(0.36)%	(1,071)
Extra Space Storage, Inc.	141	(0.55)%	(1,087)
American States Water Co.	185	(0.55)%	(1,127)
Essex Property Trust, Inc.	43	(0.47)%	(1,188)
American Water Works Company, Inc.	178	(0.74)%	(1,208)
American Tower Corp. — Class A	105	(0.77)%	(1,277)
Assurant, Inc.	98	(0.41)%	(1,376)
UDR, Inc.	599	(0.97)%	(1,478)
Camden Property Trust	260	(0.96)%	(1,487)
Fastenal Co.	724	(0.79)%	(1,493)
First Industrial Realty Trust, Inc.	522	(0.69)%	(1,629)
Washington Federal, Inc.	407	(0.50)%	(1,648)
Everest Re Group Ltd.	101	(0.90)%	(1,721)
Axis Capital Holdings Ltd.	285	(0.63)%	(1,885)
Scotts Miracle-Gro Co. — Class A	219	(0.74)%	(1,929)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Depreciation
RLI Corp.	385	(1.19)%	$(2,004)
STORE Capital Corp.	662	(0.83)%	(2,006)
Invitation Homes, Inc.	780	(0.77)%	(2,083)
Vulcan Materials Co.	134	(0.68)%	(2,101)
NewMarket Corp.	32	(0.50)%	(2,145)
Equity LifeStyle Properties, Inc.	199	(0.89)%	(2,215)
Equity Residential	263	(0.76)%	(2,270)
Ball Corp.	401	(0.97)%	(2,414)
Realty Income Corp.	597	(1.53)%	(2,657)
New York Community Bancorp, Inc.	1,241	(0.52)%	(2,693)
Guidewire Software, Inc.*	343	(1.21)%	(2,703)
First Financial Bankshares, Inc.	804	(0.89)%	(3,055)
Terreno Realty Corp.	771	(1.31)%	(3,099)
SBA Communications Corp.	176	(1.42)%	(3,147)
RPM International, Inc.	395	(0.91)%	(3,163)
Proofpoint, Inc.*	161	(0.69)%	(3,191)
EastGroup Properties, Inc.	311	(1.30)%	(3,278)
NextEra Energy, Inc.	109	(0.85)%	(3,381)
Agree Realty Corp.	552	(1.35)%	(3,704)
Welltower, Inc.	473	(1.43)%	(3,784)
Equinix, Inc.	54	(1.04)%	(3,918)
Martin Marietta Materials, Inc.	96	(0.88)%	(4,280)
Rexford Industrial Realty, Inc.	1,127	(1.65)%	(5,105)
IHS Markit Ltd.*	712	(1.59)%	(5,155)
TransDigm Group, Inc.	103	(1.79)%	(5,513)
Sherwin-Williams Co.	66	(1.21)%	(5,602)
TransUnion	512	(1.39)%	(5,652)
Sun Communities, Inc.	356	(1.76)%	(7,056)
Total GS Equity Short Custom Basket			$(60,883)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as custom basket swap collateral at September 30, 2019.
[2]	Rate indicated is the 7-day yield as of September 30, 2019.

GS — Goldman Sachs International MS — Morgan Stanley Capital Services LLC plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,590,982	$—	$—	$6,590,982
Money Market Fund	317,002	—	—	317,002
Custom Basket Swap Agreements**	—	27,598	—	27,598
Total Assets	$6,907,984	$27,598	$—	$6,935,582

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Custom Basket Swap Agreements**	$—	$204,357	$—	$204,357

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Variable Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (collectively, the “Funds”). The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each fund separately.

This report covers the following Funds:

Fund Name	Investment Company Type
Series A (StylePlus—Large Core Series)	Diversified
Series B (Large Cap Value Series)	Diversified
Series D (World Equity Income Series)	Diversified
Series E (Total Return Bond Series)	Diversified
Series F (Floating Rate Strategies Series)	Diversified
Series J (StylePlus—Mid Growth Series)	Diversified
Series N (Managed Asset Allocation Series)	Diversified
Series O (All Cap Value Series)	Diversified
Series P (High Yield Series)	Diversified
Series Q (Small Cap Value Series)	Diversified
Series V (SMid Cap Value Series)	Diversified
Series X (StylePlus—Small Growth Series)	Diversified
Series Y (StylePlus—Large Growth Series)	Diversified
Series Z (Alpha Opportunity Series)	Diversified

For information on the Funds' other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Investments ("GI") are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their net asset value ("NAV") as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of OTC swap agreements and credit default swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE.

The value of interest rate swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange price.

The value of equity swaps with custom portfolio baskets shall be computed by using the last exchange sale price for each underlying equity security within the swap agreement.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Certain U.S. Government and Agency Obligations are traded on a discount basis; the intrest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear intrest at the rates shown, payable at fixed dates through maturity.

Senior floating rate interests in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at September 30, 2019.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utitlize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or a custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing total return or custom basket swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a "seller" or "buyer" of protection primarily to gain or reduce exposure similar to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the market value of the Fund’s assets.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2019, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Series A (StylePlus—Large Core Series)	$204,460,681	$3,358,753	$(2,742,751)	$616,002
Series B (Large Cap Value Series)	183,381,722	39,828,668	(13,990,001)	25,838,667
Series D (World Equity Income Series)	120,820,458	12,145,373	(4,042,919)	8,102,454
Series E (Total Return Bond Series)	134,774,332	4,680,671	(868,556)	3,812,115
Series F (Floating Rate Strategies Series)	52,282,598	86,736	(1,398,538)	(1,311,802)
Series J (StylePlus—Mid Growth Series)	148,417,063	2,874,116	(4,731,282)	(1,857,166)
Series N (Managed Asset Allocation Series)	35,292,672	10,104,891	(164,307)	9,940,584
Series O (All Cap Value Series)	90,829,980	20,127,367	(7,713,904)	12,413,463
Series P (High Yield Series)	58,961,055	1,272,178	(4,676,293)	(3,404,115)
Series Q (Small Cap Value Series)	68,758,354	9,200,503	(8,873,495)	327,008
Series V (SMid Cap Value Series)	174,904,681	30,052,316	(17,889,722)	12,162,594
Series X (StylePlus—Small Growth Series)	31,033,912	513,122	(1,935,175)	(1,422,053)
Series Y (StylePlus—Large Growth Series)	36,661,313	790,408	(518,797)	271,611
Series Z (Alpha Opportunity Series)	6,830,034	444,044	(542,853)	(98,809)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of September 30, 2019. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of September 30, 2019, were as follows:

Fund	Borrower	Maturity Date	Face Amount	Value
Series F (Floating Rate Strategies Series)
	Aspect Software, Inc.	07/15/23	$44,625	$572
	Mavis Tire Express Services Corp.	03/20/25	38,828	901
				$1,473
Series P (High Yield Series)
	Acosta, Inc.	12/26/19	174,326	$119,631
	Aspect Software, Inc.	07/15/23	2,009	26
	Epicor Software	06/01/20	600,000	9,730
				$129,387

Note 6 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Series E (Total Return Bond Series)
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[1]	05/09/14	$118,249	$83,276
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	432,383	436,118
			$550,632	$519,394
Series P (High Yield Series)
	Basic Energy Services, Inc.
	10.75% due 10/15/23	09/25/18	$173,588	$127,750
	Beverages & More, Inc.
	11.50% due 06/15/22	06/16/17	404,389	324,000
	Mirabela Nickel Ltd.
	9.50% due 06/24/19[2]	12/31/13	353,909	19,504
			$931,886	$471,254

[1]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[2]	Security is in default of interest and/or principal obligations.

Note 7 – Subsequent Events

At a meeting held on August 20-21, 2019, the Board of Trustees of Guggenheim Variable Funds Trust approved changing the name of the Series V (Mid Cap Value Series) to the Series V (SMid Cap Value Series). The name change took effect on November 11, 2019.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.